N-2	Sep. 20, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001984165
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-273837
Investment Company Act File Number	811-23892
Document Type	N-2
Document Registration Statement	true
Post-Effective Amendment	true
Post-Effective Amendment Number	3
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	7
Entity Registrant Name	CAZ STRATEGIC OPPORTUNITIES FUND
Entity Address, Address Line One	One Riverway
Entity Address, Address Line Two	Suite 2000,
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	403-8250
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	true
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION EXPENSES	CLASS A	CLASS D	CLASS E	CLASS F	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases	3.00%	None	None	None	None	None
Maximum repurchase fee(1)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Dividend reinvestment plan fees(2)	None	None	None	None	None	None

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES(3) (as a percentage of average net assets attributable to Shares (i.e., common shares))
Management Fee	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.60%	0.60%	None	None	None	0.25%
Interest Payments on Borrowed Funds	None	None	None	None	None	None
Total Other Expenses(4)	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Acquired Fund Fees and Expenses(5)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Total Annual Fund Operating Expenses	3.44%	3.44%	2.84%	2.84%	2.84%	3.09%
Fee Waiver and/or Expense Reimbursement(6)	0.00%	0.00%	(0.20)%	(0.30)%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(6)	3.44%	3.44%	2.64%	2.54%	2.84%	3.09%

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$64	$132	$203	$391
Class D	$35	$106	$179	$372
Class E	$27	$84	$146	$313
Class F	$26	$82	$144	$312
Class I	$29	$88	$150	$316
Class R	$31	$95	$162	$340

Other Transaction Fees, Note [Text Block]	Other expenses are estimated for the Fund’s current fiscal year and include accounting, legal and auditing fees of the Fund, offering costs, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.
Acquired Fund Fees and Expenses, Note [Text Block]	Represents estimated operating fees and expenses of the Investment Funds in which the Fund invests. Some or all of the Investment Funds in which the Fund invests charge carried interests, incentive fees or allocations based on the Investment Funds’ performance. The Investment Funds in which the Fund invests generally charge a management fee of 0% to 2% annually of committed or net invested capital, and approximately 0% to 20% of net profits as a carried interest allocation. In a given period, the management fee charged by the Investment Funds may be reduced in part by amounts received by the Investment Funds’ management company for related activities, such as transaction and monitoring fees received from portfolio companies. In addition, when a portfolio company is sold and the distribution exceeds the management fee allocated to that portfolio company, the Investment Funds’ management company may refund a portion of the allocated management fees. Such refunds are generally accrued by the Investment Funds as if all portfolio companies were sold at fair values. The 0.75% shown as “Acquired Fund Fees and Expenses” is based on estimated amounts for the Fund’s fiscal year ending March 31, 2025 and assumes average net assets of $226,481,441. Acquired Fund Fees and Expenses reflect operating expenses of the Investment Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds) after refunds, excluding any performance-based fees or allocations paid by the Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
Acquired Fund Fees Estimated, Note [Text Block]	Represents estimated operating fees and expenses of the Investment Funds in which the Fund invests. Some or all of the Investment Funds in which the Fund invests charge carried interests, incentive fees or allocations based on the Investment Funds’ performance. The Investment Funds in which the Fund invests generally charge a management fee of 0% to 2% annually of committed or net invested capital, and approximately 0% to 20% of net profits as a carried interest allocation.
Incentive Allocation Minimum [Percent]	0.00%
Incentive Allocation Maximum [Percent]	20.00%
Acquired Fund Total Annual Expenses, Note [Text Block]	Acquired Fund Fees and Expenses reflect operating expenses of the Investment Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds) after refunds, excluding any performance-based fees or allocations paid by the Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Investment Objective

The Fund seeks to provide long-term capital appreciation and regular, current income. The Fund’s investment objective is not fundamental and may be changed by the Board without shareholder approval.

Investment Opportunities and Strategies

The Fund intends to invest and/or commit capital primarily in a broad cross section of private market assets across multiple strategies, geographies and asset classes. The Fund may access investment opportunities through primary fund investments, secondary fund investments, direct investments or co-investments.

In pursuing the Fund’s investment objectives, the Adviser will seek to invest in Investment Fund, and direct investments representing a broad spectrum of private equity and private debt vehicles, including buyout, growth capital, credit, infrastructure, real estate, real assets, special situations, venture capital, and other private assets, each as described in further detail below.

Buyout. A buyout investment is an equity investment in a company that facilitates a change in control of the company’s ownership. The private equity firm sponsoring such a transaction invests equity capital to acquire a controlling interest in, or effective control of, the target company. By acquiring a controlling interest, the private equity investor acquires a strong position from which to influence the target company’s strategic direction. The use of debt financing, or leverage, is prevalent in buyout transactions — particularly in the large-capitalization segment of the market. Overall, debt financing typically makes up 0-33% of the price paid for a target company. Such investments also include

“growth” buyouts, in which the target companies are growing rapidly and generate little or no positive cash flow and are therefore financed primarily with equity capital.

Growth Capital. A growth capital investment is an equity investment in a company seeking capital primarily to fund growth initiatives. We believe growth capital is an important and sizable private equity strategy globally and is particularly attractive if capital can be invested at moderate entry prices in quality growth companies with strong management teams. Growth capital investing requires proprietary deal sourcing and thus tends to be accessed primarily through sector specialists. In a growth capital financing, the private equity investor acquires a meaningful and influential ownership position, but typically not a majority interest, in the target company. Companies seeking growth capital financing typically have a proven business model, have achieved operational scale, and are experiencing rapid revenue growth. These companies often have the potential to generate significant operating cash flows and net profits if they were to scale back the substantial investments necessary to continue to grow rapidly.

Credit. Credit investments include investments in senior secured bank loans, either directly or through structured vehicles and other investment products, as well as debt investments that provide a middle level, or “mezzanine” financing which ranks in priority below a target company’s senior debt and above its equity capital, which is the riskiest capital in a company and bears the greatest risk of loss from defaults on such company’s debt and serves to protect, to some extent, the more senior debt from experiencing default. In spite of the relative protection afforded by the equity “cushion” created by a company’s capital structure, mezzanine and senior debt instruments can still experience substantial losses due to actual payment defaults, increased sensitivity to possible defaults due to declines in a company’s collateral value, a reduction in the equity value of such company due to operating setbacks, general market anticipation of debt defaults or other factors. Investment funds which invest in credit instruments may elect to diversify risk by investing across the capital structure through structured vehicles and other investment products.

Infrastructure. Infrastructure refers to a range of investments in energy, agriculture, natural resources and other types of physical assets, and the Fund may gain indirect exposure to such investments and physical assets by investing in securities of issuers (including Investment Funds and other investment companies) with exposure to such investments and physical assets. This asset class typically offers an expectation of generating current yield as well as some insulation from the effects of inflation due to the nature of the underlying assets. Infrastructure assets may include, among other asset types, renewable power generation (wind, solar and hydro power), communications facilities (including broadcast and wireless towers, fiber optic assets, data centers, distributed network systems and satellite networks), regulated assets (including electrical generation, transmission and distribution facilities, natural gas transportation and distribution systems, water distribution, and waste water collection and processing facilities) and transportation assets (such as toll roads, airports, seaports, railway lines, and intermodal facilities).

Real Estate. Real estate refers to investments in underlying properties across various real estate sectors, including multifamily, retail, office, hospitality, data centers, senior living, and industrial. In some cases, the Fund may invest in debt and preferred equity securities or mortgage securities relating to such properties through multiple investment strategies such as core, core plus, value-add or opportunistic.

●	Core: The term “core” refers to real estate located in high-quality locations with high-quality tenants that is purchased with little to no debt. Core properties are typically resilient during economic downturns, with tenants on a long-term lease and a strong guarantor. Multifamily core investments are often located in the best parts of town, are fully leased and need little to no work (stabilized). As the name suggests, Core investments often make up the foundation of a commercial real estate investment portfolio.

●	Core Plus: A “Core Plus” strategy seeks real estate with high-quality tenants, in good, not great locations. Core plus properties tend to be of slightly lower quality than Core properties and are purchased more aggressively, with more debt. Cash flow in a Core Plus property might be more variable, but it can also produce higher returns.

●	Value-Add: Value-Add real estate is considered to have moderate to high risk with considerable upside potential. At purchase, a Value-Add property might have low occupancy or considerable capital expense needs for physical improvements, major renovations or repositioning. However, once renovations are complete and the property is stabilized, investors may enjoy returns from cash flow and price appreciation.
●	Opportunistic: Most real estate professionals consider opportunistic investing and ground-up development as synonymous. This is the riskiest category and often presents a classic boom/bust return profile. Opportunistic properties span all asset classes including apartment buildings and office buildings.

Real Assets. Investments in real assets may provide exposure to real estate, commodities, natural resources (such as agriculture and timber), infrastructure, and precious metals. Other private asset investments may include opportunities in other assets.

Special Situations. A special situations investment is a private equity investment that arises opportunistically to provide a company with capital that has equity or equity-like characteristics. The issuing company in a special situations investment typically raises capital to address a financial need outside the common uses for private equity, such as a change in control transaction or a growth financing opportunity. A special situations investment often involves an issuer faced with financial distress, and new equity capital is required to satisfy the demands of the issuer’s lenders.

Venture Capital. A venture capital investment is an equity investment in which the target company is raising capital primarily to fund research and development, market development or revenue growth initiatives. Typically, the investor acquires a meaningful and influential ownership position but does not acquire a majority interest in the target company. Companies targeted for venture capital investments are typically at an early stage of development and are pursuing large market opportunities through the creation of innovative technologies and/or business models that have the potential to disrupt an established industry or deliver a novel solution for a specific market need.

Private Assets. Investments in private assets include (i) investments in general or limited partnerships, funds, corporations, trusts, closed-end private funds (including funds-of-funds) that are either registered under the Investment Company Act or are exempt from such registration pursuant to Section 3(c)(1) or 3(c)(7) of the Investment Company Act and which invest in “private assets” and are generally not available to investors that are not accredited investors and are managed by independent investment managers (“Underlying Managers”); (ii) secondary investments in Investment Funds managed by Underlying Managers; (iii) co-investment vehicles that invest alongside Investment Funds; and (iv) other direct investments in the equity or debt of a company, which are not generally available to investors that are not accredited investors. Private asset investments may also include opportunities in other asset classes.

The Fund will also seek to invest across a wide range of vintage years of investments (i.e., the year in which an Investment Fund began investing). The Fund’s investment program seeks to achieve broad exposure to investment opportunities and to deploy capital on behalf of investors efficiently.

The Fund may use derivatives, such as futures contracts and option contracts, in order to gain exposure to particular securities or markets, in connection with hedging transactions, equitizing cash, or otherwise to seek to increase total return.

To maintain liquidity and to meet underlying capital calls, the Fund may also invest in liquid investments, including exchange-traded funds, equity and fixed income securities, listed vehicles with private equity exposure, business development companies (“BDCs”), arbitrage strategies, mutual funds, and cash or cash equivalents. Under normal circumstances, the Fund expects to invest up to 20% of its assets in such liquid investments.

The Fund may invest in one or more wholly owned subsidiaries (each, a “Subsidiary” and collectively, the “Subsidiaries.”) The Fund may form a Subsidiary in order to, among other things, pursue its investment objective and strategy in a more tax-efficient manner or for the purpose of facilitating its use of permitted borrowings. Except as otherwise provided, references to the Fund’s investments will also refer to any Subsidiary’s investments.

Portfolio Composition

The Fund’s portfolio will consist primarily of:

●	“Primary Fund Investments,” which entail investing in Investment Funds during their initial fundraising which Investment Funds in turn invest in privately held companies or make private investments in public companies, potentially to take them private.
●	“Secondary Investments,” which entail acquiring an interest in one or more assets of a private equity fund or another investor’s existing interest in a private equity investment through a negotiated transaction in which the private equity manager managing the investment remains the same.

●	“Direct Investments,” which relate to holdings in unlisted equities of companies, whether by directly acquiring the securities of an operating company or by investing through a special purpose vehicle that acquires the securities of an operating company, typically as co-investments alongside a private equity manager that is sponsoring the investment transaction.

During the period of the Fund’s initial ramp up in portfolio construction, in connection with the implementation of changes in asset allocation, in periods when the Fund receives large cash inflows, or for temporary or defensive purposes, the Fund’s cash balance may exceed 20% of the Fund’s assets until new investments can be made to deploy cash resources.

Some of the income that the Fund may earn directly or through an Investment Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more Subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such Subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to shareholders.

The Fund will comply with provisions of Section 8 and Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with any Subsidiary. The Fund and any Subsidiary will comply with provisions of Section 17 of the 1940 Act related to affiliated transactions and custody.

The Fund does not currently intend to create or acquire primary control of any entity that engages in investment activities in securities or other assets other than entities wholly owned by the Fund.

Leverage

The Fund may use leverage to the extent permitted by the 1940 Act. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, or the issuance of notes in an aggregate amount up to 33 1/3% of the Fund’s total assets, including any assets purchased with borrowed money, immediately after giving effect to the leverage. The Fund is also permitted to obtain leverage through the issuance of preferred shares in an aggregate amount up to 50% of the Fund’s total assets immediately after giving effect to the leverage. The Fund may also use leverage generated by reverse repurchase agreements, dollar rolls and similar transactions. The Fund may use leverage opportunistically and may use different types, combinations or amounts of leverage over time, based on the Adviser’s views concerning market conditions and investment opportunities. The Fund’s strategies relating to its use of leverage may not be successful, and the Fund’s use of leverage will cause the Fund’s NAV to be more volatile than it would otherwise be. There can be no guarantee that the Fund will leverage its assets or, to the extent the Fund does use leverage, what percentage of its assets such leverage will represent.

In addition, while any senior securities remain outstanding, the Fund generally must make provisions to prohibit any distribution to the Fund’s shareholders or the repurchase of such securities or shares unless the Fund meets the applicable asset coverage ratio at the time of the distribution or repurchase.

Investment Funds may also use leverage in their investment activities. Borrowings by Investment Funds are not subject to the asset coverage requirement discussed above. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Investment Funds and the volatility of the value of Shares may be great, especially during times of a “credit crunch” and/or general market turmoil, such as that experienced during late 2008 or at times during the global pandemic. In general, the use of leverage by Investment Funds or the Fund may increase the volatility of the Investment Funds or the Fund. See “Types of Investments and Related Risks —Leverage Risk.”

The Investment Process

The Adviser’s investment process applies a thorough and disciplined due diligence process to seek to select attractive and appropriate investment opportunities. This process benefits from the Adviser’s investment experience and knowledge as well as the Adviser’s ability to gain access to attractive private investment vehicles and direct investment opportunities. The Adviser utilizes its abilities and resources to assess and benchmark performance metrics of potential investments with comparable businesses and funds. The Adviser also identifies investment opportunities through a substantial proprietary network of industry contacts throughout the investment world.

The Adviser’s investment team is segmented into two teams:

(1)	the Investment Team; and

(2)	that consists of senior investment professionals of the Adviser who are responsible for overseeing the proper and consistent execution of the Adviser’s investment process and ultimately decides which investment opportunities are approved for investment; which portfolios will invest in a particular investment opportunity and the allocation of capital by each portfolio company to such investment opportunity. Investment Committee members do not sponsor or play an active role in due diligence regarding any investment opportunity.

The Adviser conducts rigorous due diligence reviews of each potential investment opportunity. Each such due diligence review follows a well-established investment process with four core phases:

(1)	initial due diligence;

(2)	initial Investment Committee discussion and follow-up questions;

(3)	team-led due diligence, follow-ups and final presentation to the Investment Committee; and

(4)	Investment Committee decision to invest, sizing and allocation.

Within each of the four phases of the due diligence process, the responsible investment professionals customize their investigation and analysis to address specific facts and circumstances associated with the investment opportunity and any unique issues presented by such investment opportunity.

●	Initial Due Diligence: In a typical year, the Adviser reviews more than 1,500 potential investments. Most of these investment opportunities do not advance past the initial due diligence stage. As thematic investors, the Adviser and its investment team focus on identifying specific factors, or themes, that they believe offer enhanced risk/reward characteristics over a reasonable investment horizon. During this phase of the due diligence process itself, the Adviser’s investment team conducts an extensive review of the proposed investment opportunity, which involves conference calls, onsite meetings with investment and operations teams, rigorous quantitative and risk assessment analysis, as well as reference checks.

●	Initial Investment Committee Discussion and Questions. If the potential investment opportunity passes the initial due diligence stage, then the Adviser’s investment team introduces the opportunity to the Investment Committee. The Investment Committee reviews each opportunity carefully and determines whether or not to advance the opportunity to a further round of due diligence. If it decides to move forward, the Investment Committee submits a list of follow-up questions for the Investment Team to address in the next phase of the due diligence review.

●	Team-Led Due Diligence, Follow-Ups and Investment Committee Final Presentation. Follow-up due diligence is a team-led process, typically involving between two and four investment professionals. The team analyzes the potential investment opportunity and considers the supplemental questions posed by the Investment Committee in its initial review and discussion. Once the due diligence team completes its supplementary due diligence, the team determines whether to terminate the due diligence process or to schedule a final presentation to the Investment Committee and recommend moving forward with an investment.
●	Investment Committee Decision to Invest, Sizing and Allocation. Following the final presentation to the Investment Committee, the Investment Team engages in multiple Investment Committee meetings to determine whether to make an investment. If the Investment Committee decides to do so, it will then determine how the investment should be made and the size and allocation of the investment.

Types of Investments

If the Adviser elects to invest in an Investment Fund during its initial fundraising period, this is termed a primary fund investment. Investment Funds typically contemplate making investments in privately held companies or investing in private placements of securities by publicly listed companies, possibly including “take private” transactions.

Secondary Investments involve the acquisition of an interest in one or more assets already acquired and held by a private equity fund or another investor’s existing interest in a private equity investment. The Adviser determines the terms of each secondary investment through a negotiated transaction in which the private equity firm then managing such investment does not change.

Direct Investments relate to acquisitions by the Adviser of holdings in unlisted equity interest issued by a prospective portfolio company. Such direct investments may involve an acquisition of securities issued by an operating company or an indirect investment made through the purchase of an interest in a special purpose vehicle that itself acquires securities issued by an operating company. Acquisitions in special purpose vehicles typically occur as part of a co-investment transaction alongside a private equity manager that is the sponsor of the underlying investment.

The Fund’s cash balance may exceed 20% of the Fund’s total assets at various periods during the life of the Fund, including:

(1)	during the Fund’s initial ramp period;

(2)	in connection with a change in asset allocation;

(3)	in periods when the Fund receives large cash inflows; and

(4)	for temporary or defensive purposes.

Such cash balances may persist until the Fund is able to deploy its surplus cash resources.

Exemptive Relief

To the extent permitted by law, the Fund intends to co-invest in Investment Funds with other CAZ-advised funds and clients. The 1940 Act imposes significant limits on the ability of the Fund to co-invest with other CAZ-advised funds and clients. The Adviser and the Fund have received an exemptive order from the SEC that permits the Fund to co-invest alongside its affiliates in Investment Funds. However, the SEC exemptive order contains certain conditions that limit or restrict the Fund’s ability to participate in such Investment Funds. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment.

Investment Policies

The Fund will not “concentrate” its investments in a particular industry or group of industries, except as permitted under the 1940 Act, and the rules and regulations thereunder as such may be interpreted or modified from time to time by regulatory authorities having appropriate jurisdiction. This policy is fundamental and may not be changed without the vote of a majority of the Fund’s outstanding shares as defined in the 1940 Act. The Fund’s SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objective and Policies.”

Risk Factors [Table Text Block]

Principal Risks of Investing in the Fund

Active Investment Management Risk. The risk that, if the investment decisions and strategy of the portfolio managers do not perform as expected, the Fund could underperform its peers or lose money. The Fund’s performance depends on the judgment of the portfolio managers about a variety of factors, such as markets, interest rates and/or the attractiveness, relative value, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The portfolio managers’ investment models may not adequately take into account certain factors, may perform differently than anticipated and may result in the Fund having a lower return than if the portfolio managers used another model or investment strategy. In addition, to the extent the Fund allocates a portion of its assets to specialist portfolio managers, the styles employed by the different portfolio managers may not be complementary, which could adversely affect the Fund’s performance.

Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Similarly, identification of attractive investment opportunities by Investment Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by the Adviser, an Investment Fund may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Adviser and their affiliates may seek investment opportunities similar to those the Fund may be seeking. The Adviser will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles.

To the extent permitted by law, the Fund intends to co-invest in Investment Funds with other CAZ-advised funds and clients. The 1940 Act imposes significant limits on the ability of the Fund to co-invest with other CAZ-advised funds and clients. The Adviser and the Fund have received an exemptive order from the SEC that permits the Fund to co-invest alongside its affiliates in Investment Funds. However, the SEC exemptive order contains certain conditions that limit or restrict the Fund’s ability to participate in such Investment Funds. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment. Ultimately, an inability to receive the desired allocation to certain Investment Funds could represent a risk to the Fund’s ability to achieve the desired investment returns.

Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with an Investment Fund. The investments held by Investment Funds and Direct Investments made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Adviser’s legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Adviser’s business. There can be no assurances that the Fund or the Adviser will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

“J-Curve” Performance Risk. Investment Funds typically exhibit “J-curve” performance, such that an Investment Fund’s net asset value typically declines during the early portion of the Investment Fund’s lifecycle as investment-related fees and expenses accrue prior to the realization of investment gains. As the Investment Fund matures and as the Investment Fund’s assets are sold, the Adviser believes that the pattern typically reverses with increasing net asset value and distributions. There can be no assurance, however, that any or all the Investment Funds in which the Fund invests will exhibit this pattern of investment returns.

Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities or other investments may decline in value due to factors affecting securities markets generally or individual issuers. The value of a security or other investment may change in value due to general market conditions that are not related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest, or currency rates or adverse investor sentiment generally as well as global trade policies and political unrest or uncertainties. The value of a security or other investment may also change in value due to factors that affect an individual issuer, including data breaches and cybersecurity attacks, or a particular sector or industry. During a general downturn in the securities or other markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance. Any market disruptions, including those arising out of geopolitical events (including wars, military conflicts, pandemics and epidemics) or natural/environmental disasters, could also prevent the Fund from executing advantageous investment decisions in a timely manner. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and cause losses. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete repurchases, and adversely impact Fund performance.

Geographic Concentration Risks. An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration.

Sector Concentration Risk. An Investment Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Infrastructure Sector Risk. The Fund will invest, directly or indirectly, in infrastructure. Infrastructure asset investments (“Infrastructure Assets”) may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure: (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of Infrastructure Assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of Infrastructure Assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on the Fund’s performance.

Real Estate Sector Risk. The Fund is subject to certain risks associated with real estate in general. These risks include, among others: possible declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; fluctuations in occupancy levels and demand for properties or real estate-related services; changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive; variations in rental income, neighborhood values or the appeal of property to tenants; limits on rents; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. In addition, real estate industry companies that hold mortgages may be affected by the quality of any credit extended. Real estate values or income generated by real estate may be adversely affected by many additional factors, including: the over-supply of and reduced demand for real estate rentals and sales; demographic trends, such as population shifts or changing tastes and preferences (such as for remote work arrangements); the attractiveness, type and location of the property; increased maintenance or tenant improvement costs and costs to convert properties for other uses; and the financial condition of tenants, buyers and sellers, and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. Real estate industry companies, including public and private real estate investment trusts (“REITs”) and private real estate investment funds, are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Real estate industry companies whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The real estate industry is particularly sensitive to economic downturns, and companies in the real estate industry may be highly leveraged and, thus, subject to increased risks for investors. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general. Additionally, a REIT could fail to qualify for tax free pass-through of its income under the Code or fail to maintain its exemption from registration under the 1940 Act, which could produce adverse economic consequences for the REIT and its investors, including the Fund.

Real Assets Investments Risk. The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) changes in environmental, governmental and other regulations; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) surplus capacity and depletion concerns; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

Venture Capital and Growth Equity Risk. The Fund may invest in venture capital and growth equity. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses. Growth equity is usually classified by investments in private companies that have achieved product-market fit but may still need capital to achieve the desired level of scale before having access to the public markets for financing. As a result of the risks associated with advancing the company’s growth plan, investors can expect a higher return than might be available in the public markets, but also need to recognize the business and financial risks that remain in advancing the company’s commercial aspirations. For both venture capital and growth equity companies, the risks are generally greater than the risks of investing in public companies that may be at a later stage of development.

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies Risk. The Fund’s investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies. For example, private companies:

○	have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress;

○	may have limited financial resources and may be unable to meet their obligations under their debt securities, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of realizing any guarantees that may have obtained in connection with the investment;

○	may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

○	generally, are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the Investment Fund that has invested in the portfolio company; and

○	generally, have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

In addition, investments in private companies tend to be less liquid. The securities of many of the companies in which we invest are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors only. Such securities may be subject to legal and other restrictions on resale. As such, the Fund may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of target portfolio companies may affect the Fund’s investment returns.

First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt. When the Fund invests, directly or indirectly, in first lien senior secured loans, second lien senior secured loans, and unitranche debt of portfolio companies, we will generally seek to take a security interest in the available assets of those portfolio companies, including the equity interests of the portfolio companies’ subsidiaries. There is a risk that the collateral securing these loans may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent a debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Fund’s lien may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Loans that are under- collateralized involve a greater risk of loss. Consequently, the fact that a loan is secured does not guarantee that we will receive principal and interest payments according to the loan’s terms, or at all, or that we will be able to collect on the loan should the remedies be enforced. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan.

Mezzanine Investments Risk. The Fund may, directly or indirectly, invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to six years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.

Foreign Investments Risk. Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid, more volatile and more difficult to value than securities of U.S. issuers. Foreign investments may be affected by the following:

●	changes in currency exchange rates;

●	changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations;

●	increased volatility;

●	substantially less volume on foreign stock markets and other securities markets;

●	higher commissions and dealer mark-ups;

●	inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement;

●	less uniform accounting, auditing and financial reporting standards;

●	less publicly available information about a foreign issuer or borrower;

●	less government regulation and oversight;

●	unfavorable foreign tax laws;

●	political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions);

●	differences in individual foreign economies; and

●	geopolitical events (including wars, military conflicts, pandemics and epidemics) that may disrupt securities markets and adversely affect global economies and markets.

Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. These types of measures may include, but are not limited to, banning a sanctioned country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in or economically tied to the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance.

Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom’s departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. These consequences include greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in such markets. Uncertainty relating to the United Kingdom’s departure may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation in such markets. This may adversely impact Fund performance.

Regional/Country Focus Risk. To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, social, environmental, regulatory and other risks not typically associated with investing in a larger number of regions or countries. In addition, certain foreign economies may themselves be focused in particular industries or more vulnerable to political changes than the U.S. economy, which may have a pronounced impact on the Fund’s investments. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments. Regional and country focus risk is heightened in emerging markets.

The following sets forth additional information regarding risks associated with investing in certain regions/countries:

Investments in Asian Securities – Certain Asian economies have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. During the global recession that began in 2009, many of the export-driven Asian economies experienced the effects of the economic slowdown in the United States and Europe, and certain Asian governments implemented stimulus plans, low-rate monetary policies and currency devaluations. Economic events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.

China Investments Risk. Investment in Chinese issuers subjects the Fund to risks specific to China. China may be subject to significant economic, political and social instability. China is an emerging market and has demonstrated significantly higher volatility from time to time in comparison to developed markets. Investments in securities of Chinese issuers, including issuers located outside of China that generate significant revenues from China, involve certain risks and considerations not typically associated with investments in the U.S. securities markets. These risks include: (i) the risk of more frequent (and potentially widespread) government interventions with respect to Chinese issuers, resulting in liquidity risk, price volatility, greater market execution risk, and valuation risk; (ii) the risk of currency fluctuations, currency non- convertibility, currency revaluations and other currency exchange rate fluctuations or blockage; (iii) the risk of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation; (iv) the risk of losses due to expropriation, nationalization, or confiscation of assets and property, the imposition of restrictions on foreign investments and on repatriation of capital invested; (v) the risk that the Chinese government may decide not to continue to support economic reform programs; (vi) the risk of limitations on the use of brokers; (vii) the risk of interest rate fluctuations and higher rates of inflation; (viii) the risk that the U.S. government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers; and (ix) the risk of market volatility caused by any potential regional or territorial conflicts, including military conflicts, or natural or other disasters. In addition, the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. China has privatized, or has begun a process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to renationalization of such privatized entities. There is no assurance that similar losses will not recur. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China.

Segments of China’s private debt markets (e.g., non-investment grade debt or “junk bonds”) may at times become relatively concentrated by a limited number of large issuers in one or more industries (e.g., real estate). The default or threat of default by one or more such large issuers could have adverse consequences on other issuers in such industries or related industries.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. It is unclear whether further tariffs and sanctions may be imposed or other escalating actions may be taken in the future, which could negatively impact the Fund. An outbreak of an infectious illness or public health threat, such as the coronavirus, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy and other economies around the world, which in turn could adversely affect the Fund’s investments.

The U.S. government may occasionally place restrictions on investments in Chinese companies. For example, on June 3, 2021, President Biden issued an executive order prohibiting U.S. persons from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or are designed to provide exposure to, such securities) of any Chinese company identified as a Chinese Military Industrial Complex Company (“CMIC”). The substantive requirements of this executive order were subsequently implemented by the Department of the Treasury’s Office of Foreign Assets Control through formal rulemaking (“OFAC Rules”). A number of Chinese issuers have been designated under this program and more could be added. Certain implementation matters related to the scope of, and compliance with, the OFAC Rules have not yet been fully resolved, and the ultimate application and enforcement of the OFAC Rules may change. As a result, the OFAC Rules and related guidance may significantly reduce the liquidity of such securities, force the Fund to sell certain positions at inopportune times or for un-favorable prices, and restrict future investments by the Fund.

Illiquid and Restricted Securities Risks. The Fund may invest without limit in illiquid securities. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities including, but not limited to if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. To dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. In either case, the Fund would bear market risks during that period. Liquidity risk may impact the Fund’s ability to meet shareholder repurchase requests and as a result, the Fund may be forced to sell securities at inopportune prices.

Certain instruments are not readily marketable and may be subject to restrictions on resale. Instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the instruments in which the Fund will invest. Where a secondary market exists, the market for some instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, dealer inventories of certain securities are at historic lows in relation to market size, which indicates a potential for reduced liquidity as dealers may be less able to “make markets” for certain securities.

Leverage Risk. Certain transactions, including to-be-announced investments and other when-issued, delayed delivery or forward commitment transactions, involve a form of leverage. Transactions involving leverage provide investment exposure in an amount exceeding the initial investment. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Certain derivatives have the potential to cause unlimited losses for the Fund, regardless of the size of the initial investment. Leverage may also cause the Fund’s NAV to be more volatile than if the Fund had not been leveraged, as relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet margin or collateral requirements when it may not be advantageous to do so.

Valuation of Private Investments Risk. The Fund’s ownership interests in private investments are not publicly traded and the Fund will use a third party pricing service or internal pricing methodologies to provide pricing information for certain private investments. The value of loans, securities and other investments that are not publicly traded may not be readily determinable, and the Valuation Designee will value these investments at fair value as determined in good faith pursuant to the Valuation Procedures, including to reflect significant events affecting the value of the Fund’s investments. Many of the Fund’s investments may be classified as Level 3 under Topic 820 of the U.S. Financial Accounting Standards Board’s Accounting Standards Codification, as amended, Fair Value Measurements and Disclosures (“ASC Topic 820”). This means that the Fund’s portfolio valuations will be based on significant unobservable inputs and the Fund’s own assumptions about how market participants would price the asset or liability in question. The Fund expects that inputs into the determination of fair value of the Fund’s portfolio investments will require significant judgment or estimation. Even if observable market data are available, such information may be the result of consensus pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimers materially reduces the reliability of such information. The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a monthly basis. An Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Manager, the accuracy of the valuations provided by the Investment Managers, that the Investment Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, an Investment Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. The types of factors that the Valuation Designee may take into account in determining the fair value of the Fund’s investments generally include, as appropriate, comparison to publicly-traded securities and private market transactions, including such factors as revenue level, profitability, operating cash flow, revenue and income growth, and leverage. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Valuation Designee’s determinations of fair value may differ materially from the values that would have been used if a ready market for its investments existed. The Fund’s net asset value could be adversely affected if the Valuation Designee’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such loans and securities.

Valuations Subject to Adjustment. The Fund determines its month-end net asset value based upon the quarterly valuations reported by the Investment Funds, which may not reflect market or other events occurring subsequent to the quarter-end. The Valuation Designee will fair value the Fund’s holdings in Investment Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Valuation Designee will correctly fair value such investments. Additionally, the valuations reported by Investment Funds may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Funds or revisions to the net asset value of an Investment Fund or direct private equity investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New shareholders may be affected in a similar way.

Indemnification of Investment Funds, Investment Managers and Others. The Fund may agree to indemnify certain of the Investment Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Investment Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

Termination of the Fund’s Interest in an Investment Fund. An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets. The Fund’s over-commitment strategy may increase the risk that the Fund is unable to satisfy a capital call from an Investment Fund.

General Risks of Secondary Investments. The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires an Investment Fund interest as a Secondary Investment, the Fund will generally not have the ability to modify or amend such Investment Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to Primary Investments.

Where the Fund acquires an Investment Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Investment Fund and, subsequently, that Investment Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Investment Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Investment Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Force Majeure Risk. Investment Funds may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an Investment Fund or a counterparty to the Fund or an Investment Fund) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an Investment Fund or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more Investment Funds or its assets, could result in a loss to the Fund, including if its investment in such Investment Fund is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Nature of Portfolio Companies. The Investment Funds will include direct and indirect investments in various companies, ventures and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

Non-Diversification Risk – The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may result in a greater risk of loss. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

New Fund Risk. The Fund has a limited operating history and, as a result, the Fund’s performance may not reflect how the Fund may be expected to perform over the long term. In addition, prospective investors have a limited track record and history on which to base their investment decisions. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to default risk, that is the risk that the U.S. Treasury will be unable to meet its payment obligations.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Valuation Risks. Investors who purchase shares of the Fund on, or whose repurchase requests are valued on, days when the Fund is holding instruments that have been fair valued may receive fewer or more shares or lower or higher repurchase proceeds than they would have received if the instruments had not been fair valued or if the Valuation Designee had employed an alternate valuation methodology. Such risks may be more pronounced in a rising interest rate environment and/or an environment of increased equity market volatility, and, to the extent the Fund holds a significant percentage of fair valued or otherwise difficult to value securities, it may be particularly susceptible to the risks associated with valuation. For additional information about valuation determinations, see “Determination of Net Asset Value” below. Portions of the Fund’s portfolio that are fair valued or difficult to value vary from time to time. The Fund’s shareholder reports (when available) contain detailed information about the Fund’s holdings that are fair valued or difficult to value, including values of such holdings as of the dates of the reports.

Non-Listed Closed-End Fund Structure Risks. The Fund has been organized as a closed-end management investment company. A shareholder will not be able to redeem his, her or its Shares on a daily basis because the Fund is a closed-end fund. In addition, the Fund’s Shares are subject to restrictions on transferability and liquidity will be provided by the Fund only through limited repurchase offers or transfer of shares described below. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment.

In addition, because the Fund’s non-fundamental policies may be changed by a vote of the Board without the approval of shareholders, in the event of such a change, you may hold an investment with a strategy you did not anticipate, with limited means by which to dispose of your investment in a timely manner.

Repurchase Offers Risks. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. With respect to any future repurchase offer, shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date generally will be 75 days prior to the date as of which the Shares to be repurchased are valued by the Fund (the

“Valuation Date”). Tenders will be revocable upon written notice to the Fund until the date specified in the terms of the repurchase offer (the “Expiration Date”). The Expiration Date generally will be the same as the Notice Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s net asset value as of the Valuation Date is able to be determined, which determination is expected to be able to be made only late in the month following that of the Valuation Date. It is possible that during the time period between the Notice Date and the Valuation Date, general economic and market conditions, or specific events affecting one or more underlying Investment Funds, could cause a decline in the value of Shares in the Fund. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. In addition, the Fund’s investments in Investment Funds are generally illiquid. The Fund will not be able to dispose of many such investments except through negotiated secondary transactions with third parties, which may occur at a significant discount to NAV, may include incremental transaction expenses and may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions and the Fund may require and be unable to obtain the Investment Fund’s consent to effect such transactions. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Investment Funds in a timely manner. See “Repurchases and Transfers of Shares.”

Use of Cash or Money Market Investments. The Fund may participate in a cash sweep program whereby the Fund’s uninvested cash balance is used to purchase shares of affiliated or unaffiliated money market funds or cash management pooled investment vehicles at the end of each day. To the extent the Fund invests its uninvested cash through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash. The Fund may also invest some or all of its assets in cash, high quality money market instruments (including, but not limited to U.S. government securities, bank obligations, commercial paper and repurchase agreements involving the foregoing securities) and shares of money market funds for temporary defensive purposes in response to adverse market, economic or political conditions. In addition, the Fund may invest some of its assets in these instruments to maintain liquidity or in response to atypical circumstances such as unusually large cash inflows or repurchases. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy. As a result, there is no assurance that the Fund will achieve its investment objective and it may lose the benefit of market upswings.

Credit Risk. Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Periods of market volatility may increase credit risk.

Interest Rate Risk. The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, may adversely affect markets, which could, in turn, negatively impact Fund performance.

Derivatives Risk. The Fund and Investment Funds may use derivatives for investment purposes and/or for hedging purposes, including anticipatory hedges. Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Successful use of derivative instruments by the Fund or an Investment Fund depends on the Adviser’s or Investment Manager’s judgment with respect to a number of factors and the Fund’s performance may be worse and/or more volatile than if it had not used these instruments. Derivatives may involve significant risks, including:

●	Counterparty/Credit Risk - the risk that the party on the other side of the transaction will be unable to honor its financial obligation to the Fund or an Investment Fund.

●	Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

●	Leverage Risk - the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

●	Market Risk - the risk from potential adverse market movements in relation to the Fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts Fund returns and the Fund’s obligations and exposures.

●	Liquidity Risk - the risk that certain investments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth, which could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately, and the risk that the Fund may not be able to meet margin and payment requirements and maintain a derivatives position.

●	Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index. For this reason, the Fund’s investment in these instruments may decline significantly in value if index levels move in a way that is not anticipated.

●	Operational and Legal Risk - the risk that certain investments may involve risk of operational issues such as documentation issues, settlement issues, system failures, inadequate controls and human error, and the risk of insufficient capacity or authority of a derivatives counterparty and risk related to the legality or enforceability of a derivatives trading contract.

●	Regulatory Risk - Government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

●	Short Position Risk - The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.

●	Tax Risk - the tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the Fund to use derivatives when it wishes to do so.

If the Fund’s derivative investments represent a significant portion of its portfolio, the Fund’s exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Futures and Options Risk. An option is an agreement that, for a premium payment or fee, gives the purchaser the right but not the obligation to buy or sell the underlying asset at a specified price during a period of time or on a specified date, or receive a cash settlement payment. A future is a contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specific amount of an asset at a specified future date at a specified price, or make a cash settlement payment. Futures and options are subject to the risk that the Adviser may incorrectly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors that may affect the value of the underlying asset. Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities. Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy. Futures and options may also involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options transactions may be effected on securities exchanges or, in the case of certain options, in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the contract. Futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Commodities Related Investments Risk. Investment in commodity related securities or commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Volatility in the commodities markets may result in rapid and substantial changes (positive or negative) in the value of the Fund’s holdings. The value of commodity related securities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, lack of liquidity, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments, as well as the participation in the commodities markets of speculators. Certain commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, and events affecting the financial services sector may also cause the Fund’s share value to fluctuate. The frequency and magnitude of such changes cannot be predicted. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in commodities futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Mortgage-Related Instruments Risk. The mortgage-related assets in which the Fund may invest include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages.

Mortgage-related instruments represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money.

The Fund may also invest in the residual or equity tranches of mortgage-related instruments, which may be referred to as subordinate mortgage-backed instruments and interest-only mortgage-backed instruments. The Fund expects that investments in subordinate mortgage-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities mortgage-backed instruments are also subject to greater credit risk than those mortgage-backed instruments that are more highly rated.

The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Other Risks Relating to the Fund

Substantial Fees and Expenses. A shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such Investment Funds. By investing in the Investment Funds through the Fund, a shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a payment of cash in satisfaction of such repurchase. Although the Fund will have a reasonable basis to believe that it will be able to satisfy all conditions of each tender offer when it commences the tender offer, including paying cash for shares being repurchased, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares at the time of the repurchase. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s shareholders. In the event that the Fund makes such a distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Incentive Allocation Arrangements. Each Investment Manager may receive a performance fee, carried interest or incentive allocation typically up to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Limitations on Transfer; Shares Not Listed; No Market for Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so and, in any case, repurchases will not begin until the fifth full calendar quarter after the Fund has commenced operations. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Currency Risk. The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

Emerging Markets Risk. The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war (such as Russia’s invasion of Ukraine), and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

Equity Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk. The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

Large Shareholder Transaction Risk. The Fund may experience adverse effects when certain large shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.

Some of the income that the Fund may earn directly or through an Investment Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more Subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such Subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Matters” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the shareholders’ investment in the Fund. See “Tax Matters.”

Operational Risks Associated with Cybersecurity. The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.

Other Investment Companies Risk. Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.

A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

REPURCHASES AND TRANSFERS OF SHARES

The Fund does not currently intend to list the Shares on a securities exchange and does not expect a secondary market to develop in the foreseeable future. Accordingly, shareholders should expect that they will be unable to sell their Shares for an indefinite time or at a desired price. No shareholder will have the right to require the Fund to repurchase or redeem such shareholder’s Shares or any portion thereof. Shareholders are not permitted to transfer their investment from the Fund to any other registered investment company. Because no public market exists for the Shares, and no such market is expected to develop in the foreseeable future, shareholders will not be able to liquidate their investment, other than as a result of repurchases of Shares by the Fund, as described below, or, in limited circumstances, as a result of transfers of Shares to other investors.

Repurchases of Shares

To provide a limited degree of liquidity to shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by shareholders. Such repurchases are expected to be offered at the Fund’s net asset value per share as of March 31, June 30, September 30 and December 31 (each, a “Valuation Date”), as applicable. Each repurchase offer will generally commence approximately 75 days prior to the applicable Valuation Date and will remain open for a minimum of 20 business days following the commencement of the offer. It is also expected that the Adviser will recommend to the Board, subject to the Board’s discretion, that any such tender offer would be for an amount that is not more than 5% of the Fund’s net asset value. There can be no assurance that the Board will accept the Adviser’s recommendation.

The Fund will repurchase Shares from shareholders pursuant to written tenders on terms and conditions that the Board determines to be fair to the Fund and to all shareholders. When the Board determines that the Fund will repurchase Shares, notice will be provided to shareholders describing the terms of the offer, containing information shareholders should consider in deciding whether to participate in the repurchase opportunity and containing information on how to participate. Shareholders deciding whether to tender their Shares during the period that a repurchase offer is open may obtain the Fund’s then-current net asset value per share by contacting the Adviser during the period. If a repurchase offer is oversubscribed by shareholders who tender Shares, the Fund may repurchase a pro rata portion by value of the Shares tendered by each shareholder, extend the repurchase offer, or take any other action with respect to the repurchase offer permitted by applicable law.

There is no minimum number of Shares that must be repurchased in any repurchase offer. In determining whether the Fund should offer to repurchase Shares from shareholders, the Board will consider the recommendation of the Adviser. In determining whether to accept a recommendation to conduct a repurchase offer at any such time, the Board of Trustees will consider the following factors, among others:

●	whether any shareholders have requested to tender Shares to the Fund;

●	the liquidity of the Fund’s assets (including fees and costs associated with redeeming or otherwise withdrawing from Investment Funds);

●	the investment plans and working capital and reserve requirements of the Fund;

●	the relative economies of scale of the tenders with respect to the size of the Fund;

●	the history of the Fund in repurchasing Shares;

●	the availability of information as to the value of the Fund’s Shares in underlying Investment Funds;

●	the existing conditions of the securities markets and the economy generally, as well as political, national or international developments or current affairs;

●	any anticipated tax consequences to the Fund of any proposed repurchases of Shares; and

●	the recommendations of the Adviser.

If a repurchase offer is conducted, it will generally follow the following timeline:

●	75 days prior to the end of a calendar quarter: the Fund issues a notice of a tender offer and the tender offer commences;

●	30-35 days prior to the end of a calendar quarter: a Shareholder must tender his/her/its Shares by this date (the “Notice Date”);

●	a Shareholder who has tendered his/her/its Shares can revoke the request to tender the Shares upon written notice to the Fund received by the date specified in the terms of the repurchase offer, which generally will be the same as the Notice Date (“Expiration Date”); and

●	Last business day of each quarter – the date as of which the value of the tendered Shares that are accepted for repurchase shall be determined (“Valuation Date”).

If a repurchase offer is extended, the Expiration Date will be extended accordingly.

The determination of the value of Shares as of the Valuation Date is subject to adjustment based upon information received, including information from the Investment Managers of the Investment Funds, after the Valuation Date about the value of assets of the Fund as of the applicable Valuation Date.

The payment in respect of Shares accepted for repurchase (the “Payment”) is expected to be in an amount equal to 100% of the estimated value of the repurchased Shares, based on the value of the Shares as of the Valuation Date. The Payment will be made within 65 days after the Notice Date (the “Payment Date”).

The Fund reserves the right to withhold up to 5% of the estimated Payment until after the completion of the annual audit of the Fund’s financial statements, so long as such withheld amount will be paid within two business days of the completion of the audit. If this occurs, a Shareholder could wait as long as approximately 14 months, from the Notice Date, to receive the second payment installment. However, the Fund does not currently intend to withhold any amount of the Payment beyond the Payment Date. See “Types of Investments and Related Risks — Valuations Subject to Adjustment.”

Any repurchase of Shares from a shareholder which were held for less than one year (on a first-in, first-out basis) will be subject to an “Early Repurchase Fee” equal to 2% of the net asset value of any Shares repurchased by the Fund that were held for less than one year. If an Early Repurchase Fee is charged to a shareholder, the amount of such fee will be retained by the Fund. An Early Repurchase Fee payable by an Investor may be waived by the Fund, in circumstances where the Board of Trustees determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Investor.

Repurchases will be effective after receipt and acceptance by the Fund of eligible written tenders of Shares from shareholders by the applicable repurchase offer deadline. The Fund does not impose any charges in connection with repurchases of Shares, except for, when applicable, the 2.00% early repurchase fee.

Shares will be repurchased by the Fund after the Management Fee has been deducted from the Fund’s assets as of the end of the month in which the repurchase occurs — that is, the accrued Management Fee for the month in which Fund shares are to be repurchased is deducted prior to effecting the relevant repurchase of Fund shares.

In light of liquidity constraints associated with the Fund’s investments in Investment Funds and the fact that the Fund may have to effect redemptions from Investment Funds in order to pay for Shares being repurchased, the Fund expects to employ the following repurchase procedures:

●	Each repurchase offer will generally commence approximately 75 days prior to the applicable Valuation Date and will remain open for a minimum of 20 business days following the commencement of the offer. A shareholder choosing to tender Shares for repurchase must do so by the Notice Date, which generally will be 30-35 days before the Valuation Date. Shares will be valued as of the Valuation Date, which is generally expected to be March 31, June 30, September 30 or December 31.

Tenders will be revocable upon written notice to the Fund until the Expiration Date.

If modification of the Fund’s repurchase procedures as described above is deemed necessary to comply with regulatory requirements, the Board of Trustees will adopt revised procedures reasonably designed to provide shareholders substantially the same liquidity for Shares as would be available under the procedures described above. The Fund’s investments in Investment Funds may be subject to lengthy lock-up periods during which the Fund will not be able to dispose of such investments except through secondary transactions with third parties, which may occur at a significant discount to NAV and which may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions and the Fund may require and be unable to obtain the Investment Fund’s consent to effect such transactions. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Investment Funds in a timely manner.

Upon its acceptance of tendered Shares for repurchase, the Fund will maintain daily on its books a segregated account consisting of (1) cash, (2) liquid securities or (3) interests in Investment Funds that the Fund has requested be redeemed (or any combination of them), in an amount equal to the aggregate estimated unpaid dollar amount owed to shareholders tendering Shares.

Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Adviser would otherwise have caused these holdings to be liquidated, potentially resulting in losses, and may increase the Fund’s investment related expenses as a result of higher portfolio turnover rates. The Adviser intends to take measures, subject to policies as may be established by the Board, to attempt to avoid or minimize potential losses and expenses resulting from the repurchase of Shares.

A shareholder tendering for repurchase only a portion of the shareholder’s Shares will be required to maintain an account balance of at least $25,000 after giving effect to the repurchase. If a shareholder tenders an amount that would cause the shareholder’s account balance to fall below the required minimum, the Fund reserves the right to repurchase or redeem all of a shareholder’s Shares at any time if the aggregate value of such shareholder’s Shares is, at the time of such compulsory repurchase or redemption, less than the minimum initial investment applicable for the Fund. This right of the Fund to repurchase or redeem Shares compulsorily may be a factor that shareholders may wish to consider when determining the extent of any tender for purchase by the Fund.

The Fund may also repurchase and/or redeem Shares of a shareholder without consent or other action by the shareholder or other person, in accordance with the terms of its Agreement and Declaration of Trust and the 1940 Act, including Rule 23c-2 under the 1940 Act, if the Fund determines that:

●	the Shares have been transferred or have vested in any person other than by operation of law as the result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the shareholder or with the consent of the Fund, as described below;

●	ownership of Shares by a shareholder or other person is likely to cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

●	continued ownership of Shares by a shareholder may be harmful or injurious to the business or reputation of the Fund, the Board, the Adviser or any of their affiliates, or may subject the Fund or any shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

●	any of the representations and warranties made by a shareholder or other person in connection with the acquisition of Shares was not true when made or has ceased to be true; or

●	with respect to a shareholder subject to special laws or compliance requirements, such as those imposed by ERISA, the U.S. Bank Holding Company Act of 1956, as amended or certain Federal Communication Commission regulations (collectively, “Special Laws or Regulations”), the shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold any Shares.

In the event that the Adviser or any of its affiliates hold Shares in the capacity of a shareholder, the Shares may be tendered for repurchase in connection with any repurchase offer made by the Fund. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly.

Transfers of Shares

Shares may be transferred only:

(1)	by operation of law as a result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the shareholder; or

(2)	under certain limited circumstances, with the written consent of the Fund, which may be withheld in its sole discretion and is expected to be granted, if at all, only under extenuating circumstances.

The Fund generally will not consent to a transfer of Shares by a shareholder unless the transfer is to a transferee who represents that it is an Eligible Investor and after a partial transfer, the value of the Shares held in the account of each of the transferee and transferor is at least $25,000. A shareholder transferring Shares may be charged reasonable expenses, including attorneys’ and accountants’ fees, incurred by the Fund in connection with the transfer. In connection with any request to transfer Shares, the Fund may require the shareholder requesting the transfer to obtain, at the shareholder’s expense, an opinion of counsel selected by the Fund as to such matters as the Fund may reasonably request.

In subscribing for Shares, a shareholder agrees to indemnify and hold harmless the Fund, the Board of Trustees, the Adviser, each other shareholder and any of their affiliates against all losses, claims, damages, liabilities, costs and expenses (including legal or other expenses incurred in investigating or defending against any losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement), joint or several, to which those persons may become subject by reason of, or arising from, any transfer made by that shareholder in violation of these provisions or any misrepresentation made by that shareholder or a substituted shareholder in connection with any such transfer.

Notice to Shareholders

The Fund will notify each shareholder of record and each beneficial owner of the Shares of a tender offer promptly upon commencement of the tender offer (“Shareholder Notification”). The Shareholder Notification will contain information shareholders should consider in deciding whether to tender Shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase. The Shareholder Notification will also include all other information required by Rule 13e-4 under the 1934 Act.

Repurchase Price

The repurchase price of the shares will be the NAV of the share class as of the close of regular trading on the NYSE on the Valuation Date. Investors may call (713) 403-8250 to learn the NAV. The tender offer notice also will provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs of the Fund, and a toll-free number to call for information regarding the repurchase offer.

Repurchase Amounts and Payment of Proceeds

If shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Fund may, but is not required to, increase the amount of Shares that are subject to the repurchase offer. If the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender Shares in an amount exceeding the revised repurchase offer amount, the Fund will repurchase Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered.

Consequences of Repurchase Offers

The Fund is permitted to borrow up to the maximum extent permitted under the 1940 Act to meet repurchase requests.

If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. There is no assurance that the Fund will be able sell a significant amount of additional Shares so as to mitigate these effects.

These and other possible risks associated with the Fund’s repurchase offers are described under “Other Risks Relating to the Fund — Repurchase Offers Risks” above. In addition, the repurchase of Shares by the Fund will be a taxable event to shareholders. For a discussion of these tax consequences, see “Tax Matters” below and “Taxation” in the Statement of Additional Information.

VOTING

Each shareholder has the right to cast a number of votes equal to the number of Shares held by such shareholder at a meeting of shareholders called by the Fund’s Board of Trustees. Shareholders will be entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would be entitled to vote, including certain elections of a Trustee and approval of the Investment Advisory Agreement, in each case to the extent that voting by shareholders is required by the 1940 Act. Notwithstanding their ability to exercise their voting privileges, shareholders in their capacity as such are not entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

Security Voting Rights [Text Block]

VOTING

Each shareholder has the right to cast a number of votes equal to the number of Shares held by such shareholder at a meeting of shareholders called by the Fund’s Board of Trustees. Shareholders will be entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would be entitled to vote, including certain elections of a Trustee and approval of the Investment Advisory Agreement, in each case to the extent that voting by shareholders is required by the 1940 Act. Notwithstanding their ability to exercise their voting privileges, shareholders in their capacity as such are not entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

Security Obligations of Ownership [Text Block]

The Fund may also repurchase and/or redeem Shares of a shareholder without consent or other action by the shareholder or other person, in accordance with the terms of its Agreement and Declaration of Trust and the 1940 Act, including Rule 23c-2 under the 1940 Act, if the Fund determines that:

●	the Shares have been transferred or have vested in any person other than by operation of law as the result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the shareholder or with the consent of the Fund, as described below;

●	ownership of Shares by a shareholder or other person is likely to cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

●	continued ownership of Shares by a shareholder may be harmful or injurious to the business or reputation of the Fund, the Board, the Adviser or any of their affiliates, or may subject the Fund or any shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

●	any of the representations and warranties made by a shareholder or other person in connection with the acquisition of Shares was not true when made or has ceased to be true; or

●	with respect to a shareholder subject to special laws or compliance requirements, such as those imposed by ERISA, the U.S. Bank Holding Company Act of 1956, as amended or certain Federal Communication Commission regulations (collectively, “Special Laws or Regulations”), the shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold any Shares.

Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class A Shares of Beneficial Interest	Unlimited	None	None
Class D Shares of Beneficial Interest	Unlimited	None	None
Class E Shares of Beneficial Interest	Unlimited	None	None
Class F Shares of Beneficial Interest	Unlimited	None	1,976,818
Class I Shares of Beneficial Interest	Unlimited	None	2,638,034
Class R Shares of Beneficial Interest	Unlimited	None	774,442

Active Investment Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Active Investment Management Risk. The risk that, if the investment decisions and strategy of the portfolio managers do not perform as expected, the Fund could underperform its peers or lose money. The Fund’s performance depends on the judgment of the portfolio managers about a variety of factors, such as markets, interest rates and/or the attractiveness, relative value, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The portfolio managers’ investment models may not adequately take into account certain factors, may perform differently than anticipated and may result in the Fund having a lower return than if the portfolio managers used another model or investment strategy. In addition, to the extent the Fund allocates a portion of its assets to specialist portfolio managers, the styles employed by the different portfolio managers may not be complementary, which could adversely affect the Fund’s performance.

Availability Of Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Similarly, identification of attractive investment opportunities by Investment Funds is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by the Adviser, an Investment Fund may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Adviser and their affiliates may seek investment opportunities similar to those the Fund may be seeking. The Adviser will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles.

To the extent permitted by law, the Fund intends to co-invest in Investment Funds with other CAZ-advised funds and clients. The 1940 Act imposes significant limits on the ability of the Fund to co-invest with other CAZ-advised funds and clients. The Adviser and the Fund have received an exemptive order from the SEC that permits the Fund to co-invest alongside its affiliates in Investment Funds. However, the SEC exemptive order contains certain conditions that limit or restrict the Fund’s ability to participate in such Investment Funds. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment. Ultimately, an inability to receive the desired allocation to certain Investment Funds could represent a risk to the Fund’s ability to achieve the desired investment returns.

Private Equity Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also co-invest directly in an operating company in conjunction with an Investment Fund. The investments held by Investment Funds and Direct Investments made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Adviser’s legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Adviser’s business. There can be no assurances that the Fund or the Adviser will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

J Curve Performance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“J-Curve” Performance Risk. Investment Funds typically exhibit “J-curve” performance, such that an Investment Fund’s net asset value typically declines during the early portion of the Investment Fund’s lifecycle as investment-related fees and expenses accrue prior to the realization of investment gains. As the Investment Fund matures and as the Investment Fund’s assets are sold, the Adviser believes that the pattern typically reverses with increasing net asset value and distributions. There can be no assurance, however, that any or all the Investment Funds in which the Fund invests will exhibit this pattern of investment returns.

Market Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities or other investments may decline in value due to factors affecting securities markets generally or individual issuers. The value of a security or other investment may change in value due to general market conditions that are not related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest, or currency rates or adverse investor sentiment generally as well as global trade policies and political unrest or uncertainties. The value of a security or other investment may also change in value due to factors that affect an individual issuer, including data breaches and cybersecurity attacks, or a particular sector or industry. During a general downturn in the securities or other markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance. Any market disruptions, including those arising out of geopolitical events (including wars, military conflicts, pandemics and epidemics) or natural/environmental disasters, could also prevent the Fund from executing advantageous investment decisions in a timely manner. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and cause losses. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete repurchases, and adversely impact Fund performance.

Geographic Concentration Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Concentration Risks. An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration.

Sector Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Concentration Risk. An Investment Fund may concentrate its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Infrastructure Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Infrastructure Sector Risk. The Fund will invest, directly or indirectly, in infrastructure. Infrastructure asset investments (“Infrastructure Assets”) may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure: (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of Infrastructure Assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of Infrastructure Assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on the Fund’s performance.

Real Estate Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Sector Risk. The Fund is subject to certain risks associated with real estate in general. These risks include, among others: possible declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; fluctuations in occupancy levels and demand for properties or real estate-related services; changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive; variations in rental income, neighborhood values or the appeal of property to tenants; limits on rents; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. In addition, real estate industry companies that hold mortgages may be affected by the quality of any credit extended. Real estate values or income generated by real estate may be adversely affected by many additional factors, including: the over-supply of and reduced demand for real estate rentals and sales; demographic trends, such as population shifts or changing tastes and preferences (such as for remote work arrangements); the attractiveness, type and location of the property; increased maintenance or tenant improvement costs and costs to convert properties for other uses; and the financial condition of tenants, buyers and sellers, and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all. Real estate industry companies, including public and private real estate investment trusts (“REITs”) and private real estate investment funds, are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Real estate industry companies whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The real estate industry is particularly sensitive to economic downturns, and companies in the real estate industry may be highly leveraged and, thus, subject to increased risks for investors. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general. Additionally, a REIT could fail to qualify for tax free pass-through of its income under the Code or fail to maintain its exemption from registration under the 1940 Act, which could produce adverse economic consequences for the REIT and its investors, including the Fund.

Real Assets Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Assets Investments Risk. The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) changes in environmental, governmental and other regulations; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) surplus capacity and depletion concerns; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

Venture Capital And Growth Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Capital and Growth Equity Risk. The Fund may invest in venture capital and growth equity. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses. Growth equity is usually classified by investments in private companies that have achieved product-market fit but may still need capital to achieve the desired level of scale before having access to the public markets for financing. As a result of the risks associated with advancing the company’s growth plan, investors can expect a higher return than might be available in the public markets, but also need to recognize the business and financial risks that remain in advancing the company’s commercial aspirations. For both venture capital and growth equity companies, the risks are generally greater than the risks of investing in public companies that may be at a later stage of development.

Investments In The Debt Securities Of Small Or Middle Market Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies Risk. The Fund’s investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies. For example, private companies:

○	have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress;

○	may have limited financial resources and may be unable to meet their obligations under their debt securities, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of realizing any guarantees that may have obtained in connection with the investment;

○	may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

○	generally, are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the Investment Fund that has invested in the portfolio company; and

○	generally, have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

In addition, investments in private companies tend to be less liquid. The securities of many of the companies in which we invest are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors only. Such securities may be subject to legal and other restrictions on resale. As such, the Fund may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of target portfolio companies may affect the Fund’s investment returns.

First Lien Senior Secured Loans Second Lien Senior Secured Loans And Unitranche Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt. When the Fund invests, directly or indirectly, in first lien senior secured loans, second lien senior secured loans, and unitranche debt of portfolio companies, we will generally seek to take a security interest in the available assets of those portfolio companies, including the equity interests of the portfolio companies’ subsidiaries. There is a risk that the collateral securing these loans may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent a debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Fund’s lien may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Loans that are under- collateralized involve a greater risk of loss. Consequently, the fact that a loan is secured does not guarantee that we will receive principal and interest payments according to the loan’s terms, or at all, or that we will be able to collect on the loan should the remedies be enforced. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan.

Mezzanine Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mezzanine Investments Risk. The Fund may, directly or indirectly, invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to six years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.

Foreign Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investments Risk. Investments in foreign securities may be riskier than investments in U.S. securities and may also be less liquid, more volatile and more difficult to value than securities of U.S. issuers. Foreign investments may be affected by the following:

●	changes in currency exchange rates;

●	changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations;

●	increased volatility;

●	substantially less volume on foreign stock markets and other securities markets;

●	higher commissions and dealer mark-ups;

●	inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions or delays in settlement;

●	less uniform accounting, auditing and financial reporting standards;

●	less publicly available information about a foreign issuer or borrower;

●	less government regulation and oversight;

●	unfavorable foreign tax laws;

●	political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions);

●	differences in individual foreign economies; and

●	geopolitical events (including wars, military conflicts, pandemics and epidemics) that may disrupt securities markets and adversely affect global economies and markets.

Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.

The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. These types of measures may include, but are not limited to, banning a sanctioned country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities, or persons. The imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country or companies located in or economically tied to the sanctioned country, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance.

Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom’s departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. These consequences include greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in such markets. Uncertainty relating to the United Kingdom’s departure may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation in such markets. This may adversely impact Fund performance.

Regional Country Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regional/Country Focus Risk. To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, social, environmental, regulatory and other risks not typically associated with investing in a larger number of regions or countries. In addition, certain foreign economies may themselves be focused in particular industries or more vulnerable to political changes than the U.S. economy, which may have a pronounced impact on the Fund’s investments. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments. Regional and country focus risk is heightened in emerging markets.

The following sets forth additional information regarding risks associated with investing in certain regions/countries:

Investments in Asian Securities – Certain Asian economies have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. During the global recession that began in 2009, many of the export-driven Asian economies experienced the effects of the economic slowdown in the United States and Europe, and certain Asian governments implemented stimulus plans, low-rate monetary policies and currency devaluations. Economic events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.

China Investments Risk. Investment in Chinese issuers subjects the Fund to risks specific to China. China may be subject to significant economic, political and social instability. China is an emerging market and has demonstrated significantly higher volatility from time to time in comparison to developed markets. Investments in securities of Chinese issuers, including issuers located outside of China that generate significant revenues from China, involve certain risks and considerations not typically associated with investments in the U.S. securities markets. These risks include: (i) the risk of more frequent (and potentially widespread) government interventions with respect to Chinese issuers, resulting in liquidity risk, price volatility, greater market execution risk, and valuation risk; (ii) the risk of currency fluctuations, currency non- convertibility, currency revaluations and other currency exchange rate fluctuations or blockage; (iii) the risk of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation; (iv) the risk of losses due to expropriation, nationalization, or confiscation of assets and property, the imposition of restrictions on foreign investments and on repatriation of capital invested; (v) the risk that the Chinese government may decide not to continue to support economic reform programs; (vi) the risk of limitations on the use of brokers; (vii) the risk of interest rate fluctuations and higher rates of inflation; (viii) the risk that the U.S. government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers; and (ix) the risk of market volatility caused by any potential regional or territorial conflicts, including military conflicts, or natural or other disasters. In addition, the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. China has privatized, or has begun a process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to renationalization of such privatized entities. There is no assurance that similar losses will not recur. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China.

Segments of China’s private debt markets (e.g., non-investment grade debt or “junk bonds”) may at times become relatively concentrated by a limited number of large issuers in one or more industries (e.g., real estate). The default or threat of default by one or more such large issuers could have adverse consequences on other issuers in such industries or related industries.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. It is unclear whether further tariffs and sanctions may be imposed or other escalating actions may be taken in the future, which could negatively impact the Fund. An outbreak of an infectious illness or public health threat, such as the coronavirus, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy and other economies around the world, which in turn could adversely affect the Fund’s investments.

The U.S. government may occasionally place restrictions on investments in Chinese companies. For example, on June 3, 2021, President Biden issued an executive order prohibiting U.S. persons from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or are designed to provide exposure to, such securities) of any Chinese company identified as a Chinese Military Industrial Complex Company (“CMIC”). The substantive requirements of this executive order were subsequently implemented by the Department of the Treasury’s Office of Foreign Assets Control through formal rulemaking (“OFAC Rules”). A number of Chinese issuers have been designated under this program and more could be added. Certain implementation matters related to the scope of, and compliance with, the OFAC Rules have not yet been fully resolved, and the ultimate application and enforcement of the OFAC Rules may change. As a result, the OFAC Rules and related guidance may significantly reduce the liquidity of such securities, force the Fund to sell certain positions at inopportune times or for un-favorable prices, and restrict future investments by the Fund.

Illiquid and Restricted Securities Risks. The Fund may invest without limit in illiquid securities. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities including, but not limited to if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. To dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. In either case, the Fund would bear market risks during that period. Liquidity risk may impact the Fund’s ability to meet shareholder repurchase requests and as a result, the Fund may be forced to sell securities at inopportune prices.

Certain instruments are not readily marketable and may be subject to restrictions on resale. Instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the instruments in which the Fund will invest. Where a secondary market exists, the market for some instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, dealer inventories of certain securities are at historic lows in relation to market size, which indicates a potential for reduced liquidity as dealers may be less able to “make markets” for certain securities.

Leverage Risk. Certain transactions, including to-be-announced investments and other when-issued, delayed delivery or forward commitment transactions, involve a form of leverage. Transactions involving leverage provide investment exposure in an amount exceeding the initial investment. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Certain derivatives have the potential to cause unlimited losses for the Fund, regardless of the size of the initial investment. Leverage may also cause the Fund’s NAV to be more volatile than if the Fund had not been leveraged, as relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet margin or collateral requirements when it may not be advantageous to do so.

Valuation of Private Investments Risk. The Fund’s ownership interests in private investments are not publicly traded and the Fund will use a third party pricing service or internal pricing methodologies to provide pricing information for certain private investments. The value of loans, securities and other investments that are not publicly traded may not be readily determinable, and the Valuation Designee will value these investments at fair value as determined in good faith pursuant to the Valuation Procedures, including to reflect significant events affecting the value of the Fund’s investments. Many of the Fund’s investments may be classified as Level 3 under Topic 820 of the U.S. Financial Accounting Standards Board’s Accounting Standards Codification, as amended, Fair Value Measurements and Disclosures (“ASC Topic 820”). This means that the Fund’s portfolio valuations will be based on significant unobservable inputs and the Fund’s own assumptions about how market participants would price the asset or liability in question. The Fund expects that inputs into the determination of fair value of the Fund’s portfolio investments will require significant judgment or estimation. Even if observable market data are available, such information may be the result of consensus pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimers materially reduces the reliability of such information. The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a monthly basis. An Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Manager, the accuracy of the valuations provided by the Investment Managers, that the Investment Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, an Investment Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. The types of factors that the Valuation Designee may take into account in determining the fair value of the Fund’s investments generally include, as appropriate, comparison to publicly-traded securities and private market transactions, including such factors as revenue level, profitability, operating cash flow, revenue and income growth, and leverage. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Valuation Designee’s determinations of fair value may differ materially from the values that would have been used if a ready market for its investments existed. The Fund’s net asset value could be adversely affected if the Valuation Designee’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such loans and securities.

Valuations Subject to Adjustment. The Fund determines its month-end net asset value based upon the quarterly valuations reported by the Investment Funds, which may not reflect market or other events occurring subsequent to the quarter-end. The Valuation Designee will fair value the Fund’s holdings in Investment Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Valuation Designee will correctly fair value such investments. Additionally, the valuations reported by Investment Funds may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Funds or revisions to the net asset value of an Investment Fund or direct private equity investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New shareholders may be affected in a similar way.

Indemnification of Investment Funds, Investment Managers and Others. The Fund may agree to indemnify certain of the Investment Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Investment Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

Termination of the Fund’s Interest in an Investment Fund. An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets. The Fund’s over-commitment strategy may increase the risk that the Fund is unable to satisfy a capital call from an Investment Fund.

General Risks of Secondary Investments. The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires an Investment Fund interest as a Secondary Investment, the Fund will generally not have the ability to modify or amend such Investment Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to Primary Investments.

Where the Fund acquires an Investment Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Investment Fund and, subsequently, that Investment Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Investment Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Investment Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Force Majeure Risk. Investment Funds may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an Investment Fund or a counterparty to the Fund or an Investment Fund) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an Investment Fund or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more Investment Funds or its assets, could result in a loss to the Fund, including if its investment in such Investment Fund is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Nature of Portfolio Companies. The Investment Funds will include direct and indirect investments in various companies, ventures and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

Non-Diversification Risk – The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may result in a greater risk of loss. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

New Fund Risk. The Fund has a limited operating history and, as a result, the Fund’s performance may not reflect how the Fund may be expected to perform over the long term. In addition, prospective investors have a limited track record and history on which to base their investment decisions. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to default risk, that is the risk that the U.S. Treasury will be unable to meet its payment obligations.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Valuation Risks. Investors who purchase shares of the Fund on, or whose repurchase requests are valued on, days when the Fund is holding instruments that have been fair valued may receive fewer or more shares or lower or higher repurchase proceeds than they would have received if the instruments had not been fair valued or if the Valuation Designee had employed an alternate valuation methodology. Such risks may be more pronounced in a rising interest rate environment and/or an environment of increased equity market volatility, and, to the extent the Fund holds a significant percentage of fair valued or otherwise difficult to value securities, it may be particularly susceptible to the risks associated with valuation. For additional information about valuation determinations, see “Determination of Net Asset Value” below. Portions of the Fund’s portfolio that are fair valued or difficult to value vary from time to time. The Fund’s shareholder reports (when available) contain detailed information about the Fund’s holdings that are fair valued or difficult to value, including values of such holdings as of the dates of the reports.

Non-Listed Closed-End Fund Structure Risks. The Fund has been organized as a closed-end management investment company. A shareholder will not be able to redeem his, her or its Shares on a daily basis because the Fund is a closed-end fund. In addition, the Fund’s Shares are subject to restrictions on transferability and liquidity will be provided by the Fund only through limited repurchase offers or transfer of shares described below. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment.

In addition, because the Fund’s non-fundamental policies may be changed by a vote of the Board without the approval of shareholders, in the event of such a change, you may hold an investment with a strategy you did not anticipate, with limited means by which to dispose of your investment in a timely manner.

Repurchase Offers Risks. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. With respect to any future repurchase offer, shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date generally will be 75 days prior to the date as of which the Shares to be repurchased are valued by the Fund (the

“Valuation Date”). Tenders will be revocable upon written notice to the Fund until the date specified in the terms of the repurchase offer (the “Expiration Date”). The Expiration Date generally will be the same as the Notice Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s net asset value as of the Valuation Date is able to be determined, which determination is expected to be able to be made only late in the month following that of the Valuation Date. It is possible that during the time period between the Notice Date and the Valuation Date, general economic and market conditions, or specific events affecting one or more underlying Investment Funds, could cause a decline in the value of Shares in the Fund. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. In addition, the Fund’s investments in Investment Funds are generally illiquid. The Fund will not be able to dispose of many such investments except through negotiated secondary transactions with third parties, which may occur at a significant discount to NAV, may include incremental transaction expenses and may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions and the Fund may require and be unable to obtain the Investment Fund’s consent to effect such transactions. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Investment Funds in a timely manner. See “Repurchases and Transfers of Shares.”

Use of Cash or Money Market Investments. The Fund may participate in a cash sweep program whereby the Fund’s uninvested cash balance is used to purchase shares of affiliated or unaffiliated money market funds or cash management pooled investment vehicles at the end of each day. To the extent the Fund invests its uninvested cash through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash. The Fund may also invest some or all of its assets in cash, high quality money market instruments (including, but not limited to U.S. government securities, bank obligations, commercial paper and repurchase agreements involving the foregoing securities) and shares of money market funds for temporary defensive purposes in response to adverse market, economic or political conditions. In addition, the Fund may invest some of its assets in these instruments to maintain liquidity or in response to atypical circumstances such as unusually large cash inflows or repurchases. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy. As a result, there is no assurance that the Fund will achieve its investment objective and it may lose the benefit of market upswings.

Credit Risk. Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Periods of market volatility may increase credit risk.

Interest Rate Risk. The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, may adversely affect markets, which could, in turn, negatively impact Fund performance.

Derivatives Risk. The Fund and Investment Funds may use derivatives for investment purposes and/or for hedging purposes, including anticipatory hedges. Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Successful use of derivative instruments by the Fund or an Investment Fund depends on the Adviser’s or Investment Manager’s judgment with respect to a number of factors and the Fund’s performance may be worse and/or more volatile than if it had not used these instruments. Derivatives may involve significant risks, including:

●	Counterparty/Credit Risk - the risk that the party on the other side of the transaction will be unable to honor its financial obligation to the Fund or an Investment Fund.

●	Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

●	Leverage Risk - the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

●	Market Risk - the risk from potential adverse market movements in relation to the Fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts Fund returns and the Fund’s obligations and exposures.

●	Liquidity Risk - the risk that certain investments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth, which could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately, and the risk that the Fund may not be able to meet margin and payment requirements and maintain a derivatives position.

●	Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index. For this reason, the Fund’s investment in these instruments may decline significantly in value if index levels move in a way that is not anticipated.

●	Operational and Legal Risk - the risk that certain investments may involve risk of operational issues such as documentation issues, settlement issues, system failures, inadequate controls and human error, and the risk of insufficient capacity or authority of a derivatives counterparty and risk related to the legality or enforceability of a derivatives trading contract.

●	Regulatory Risk - Government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

●	Short Position Risk - The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.

●	Tax Risk - the tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the Fund to use derivatives when it wishes to do so.

If the Fund’s derivative investments represent a significant portion of its portfolio, the Fund’s exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Futures and Options Risk. An option is an agreement that, for a premium payment or fee, gives the purchaser the right but not the obligation to buy or sell the underlying asset at a specified price during a period of time or on a specified date, or receive a cash settlement payment. A future is a contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specific amount of an asset at a specified future date at a specified price, or make a cash settlement payment. Futures and options are subject to the risk that the Adviser may incorrectly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors that may affect the value of the underlying asset. Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities. Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy. Futures and options may also involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options transactions may be effected on securities exchanges or, in the case of certain options, in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the contract. Futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Commodities Related Investments Risk. Investment in commodity related securities or commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Volatility in the commodities markets may result in rapid and substantial changes (positive or negative) in the value of the Fund’s holdings. The value of commodity related securities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, lack of liquidity, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments, as well as the participation in the commodities markets of speculators. Certain commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, and events affecting the financial services sector may also cause the Fund’s share value to fluctuate. The frequency and magnitude of such changes cannot be predicted. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in commodities futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Mortgage-Related Instruments Risk. The mortgage-related assets in which the Fund may invest include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages.

Mortgage-related instruments represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money.

The Fund may also invest in the residual or equity tranches of mortgage-related instruments, which may be referred to as subordinate mortgage-backed instruments and interest-only mortgage-backed instruments. The Fund expects that investments in subordinate mortgage-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities mortgage-backed instruments are also subject to greater credit risk than those mortgage-backed instruments that are more highly rated.

The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Other Risks Relating to the Fund

Substantial Fees and Expenses. A shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such Investment Funds. By investing in the Investment Funds through the Fund, a shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a payment of cash in satisfaction of such repurchase. Although the Fund will have a reasonable basis to believe that it will be able to satisfy all conditions of each tender offer when it commences the tender offer, including paying cash for shares being repurchased, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares at the time of the repurchase. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s shareholders. In the event that the Fund makes such a distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Incentive Allocation Arrangements. Each Investment Manager may receive a performance fee, carried interest or incentive allocation typically up to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Limitations on Transfer; Shares Not Listed; No Market for Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so and, in any case, repurchases will not begin until the fifth full calendar quarter after the Fund has commenced operations. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Currency Risk. The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

Emerging Markets Risk. The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war (such as Russia’s invasion of Ukraine), and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

Equity Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk. The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

Large Shareholder Transaction Risk. The Fund may experience adverse effects when certain large shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.

Some of the income that the Fund may earn directly or through an Investment Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more Subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such Subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Matters” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the shareholders’ investment in the Fund. See “Tax Matters.”

Operational Risks Associated with Cybersecurity. The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.

Other Investment Companies Risk. Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.

A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus.

Investments In Asian Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Asian Securities – Certain Asian economies have experienced high inflation, high unemployment, currency devaluations and restrictions, and over-extension of credit. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. During the global recession that began in 2009, many of the export-driven Asian economies experienced the effects of the economic slowdown in the United States and Europe, and certain Asian governments implemented stimulus plans, low-rate monetary policies and currency devaluations. Economic events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the Fund invests. Many Asian countries are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions.

China Investments Risk. Investment in Chinese issuers subjects the Fund to risks specific to China. China may be subject to significant economic, political and social instability. China is an emerging market and has demonstrated significantly higher volatility from time to time in comparison to developed markets. Investments in securities of Chinese issuers, including issuers located outside of China that generate significant revenues from China, involve certain risks and considerations not typically associated with investments in the U.S. securities markets. These risks include: (i) the risk of more frequent (and potentially widespread) government interventions with respect to Chinese issuers, resulting in liquidity risk, price volatility, greater market execution risk, and valuation risk; (ii) the risk of currency fluctuations, currency non- convertibility, currency revaluations and other currency exchange rate fluctuations or blockage; (iii) the risk of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation; (iv) the risk of losses due to expropriation, nationalization, or confiscation of assets and property, the imposition of restrictions on foreign investments and on repatriation of capital invested; (v) the risk that the Chinese government may decide not to continue to support economic reform programs; (vi) the risk of limitations on the use of brokers; (vii) the risk of interest rate fluctuations and higher rates of inflation; (viii) the risk that the U.S. government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers; and (ix) the risk of market volatility caused by any potential regional or territorial conflicts, including military conflicts, or natural or other disasters. In addition, the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. China has privatized, or has begun a process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to renationalization of such privatized entities. There is no assurance that similar losses will not recur. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China.

Segments of China’s private debt markets (e.g., non-investment grade debt or “junk bonds”) may at times become relatively concentrated by a limited number of large issuers in one or more industries (e.g., real estate). The default or threat of default by one or more such large issuers could have adverse consequences on other issuers in such industries or related industries.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. It is unclear whether further tariffs and sanctions may be imposed or other escalating actions may be taken in the future, which could negatively impact the Fund. An outbreak of an infectious illness or public health threat, such as the coronavirus, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy and other economies around the world, which in turn could adversely affect the Fund’s investments.

The U.S. government may occasionally place restrictions on investments in Chinese companies. For example, on June 3, 2021, President Biden issued an executive order prohibiting U.S. persons from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or are designed to provide exposure to, such securities) of any Chinese company identified as a Chinese Military Industrial Complex Company (“CMIC”). The substantive requirements of this executive order were subsequently implemented by the Department of the Treasury’s Office of Foreign Assets Control through formal rulemaking (“OFAC Rules”). A number of Chinese issuers have been designated under this program and more could be added. Certain implementation matters related to the scope of, and compliance with, the OFAC Rules have not yet been fully resolved, and the ultimate application and enforcement of the OFAC Rules may change. As a result, the OFAC Rules and related guidance may significantly reduce the liquidity of such securities, force the Fund to sell certain positions at inopportune times or for un-favorable prices, and restrict future investments by the Fund.

Illiquid and Restricted Securities Risks. The Fund may invest without limit in illiquid securities. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities including, but not limited to if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. To dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. In either case, the Fund would bear market risks during that period. Liquidity risk may impact the Fund’s ability to meet shareholder repurchase requests and as a result, the Fund may be forced to sell securities at inopportune prices.

Certain instruments are not readily marketable and may be subject to restrictions on resale. Instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the instruments in which the Fund will invest. Where a secondary market exists, the market for some instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, dealer inventories of certain securities are at historic lows in relation to market size, which indicates a potential for reduced liquidity as dealers may be less able to “make markets” for certain securities.

Leverage Risk. Certain transactions, including to-be-announced investments and other when-issued, delayed delivery or forward commitment transactions, involve a form of leverage. Transactions involving leverage provide investment exposure in an amount exceeding the initial investment. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Certain derivatives have the potential to cause unlimited losses for the Fund, regardless of the size of the initial investment. Leverage may also cause the Fund’s NAV to be more volatile than if the Fund had not been leveraged, as relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet margin or collateral requirements when it may not be advantageous to do so.

Valuation of Private Investments Risk. The Fund’s ownership interests in private investments are not publicly traded and the Fund will use a third party pricing service or internal pricing methodologies to provide pricing information for certain private investments. The value of loans, securities and other investments that are not publicly traded may not be readily determinable, and the Valuation Designee will value these investments at fair value as determined in good faith pursuant to the Valuation Procedures, including to reflect significant events affecting the value of the Fund’s investments. Many of the Fund’s investments may be classified as Level 3 under Topic 820 of the U.S. Financial Accounting Standards Board’s Accounting Standards Codification, as amended, Fair Value Measurements and Disclosures (“ASC Topic 820”). This means that the Fund’s portfolio valuations will be based on significant unobservable inputs and the Fund’s own assumptions about how market participants would price the asset or liability in question. The Fund expects that inputs into the determination of fair value of the Fund’s portfolio investments will require significant judgment or estimation. Even if observable market data are available, such information may be the result of consensus pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimers materially reduces the reliability of such information. The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a monthly basis. An Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Manager, the accuracy of the valuations provided by the Investment Managers, that the Investment Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, an Investment Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. The types of factors that the Valuation Designee may take into account in determining the fair value of the Fund’s investments generally include, as appropriate, comparison to publicly-traded securities and private market transactions, including such factors as revenue level, profitability, operating cash flow, revenue and income growth, and leverage. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Valuation Designee’s determinations of fair value may differ materially from the values that would have been used if a ready market for its investments existed. The Fund’s net asset value could be adversely affected if the Valuation Designee’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such loans and securities.

Valuations Subject to Adjustment. The Fund determines its month-end net asset value based upon the quarterly valuations reported by the Investment Funds, which may not reflect market or other events occurring subsequent to the quarter-end. The Valuation Designee will fair value the Fund’s holdings in Investment Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Valuation Designee will correctly fair value such investments. Additionally, the valuations reported by Investment Funds may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Funds or revisions to the net asset value of an Investment Fund or direct private equity investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New shareholders may be affected in a similar way.

Indemnification of Investment Funds, Investment Managers and Others. The Fund may agree to indemnify certain of the Investment Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Investment Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

Termination of the Fund’s Interest in an Investment Fund. An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets. The Fund’s over-commitment strategy may increase the risk that the Fund is unable to satisfy a capital call from an Investment Fund.

General Risks of Secondary Investments. The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires an Investment Fund interest as a Secondary Investment, the Fund will generally not have the ability to modify or amend such Investment Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to Primary Investments.

Where the Fund acquires an Investment Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Investment Fund and, subsequently, that Investment Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Investment Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Investment Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Force Majeure Risk. Investment Funds may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an Investment Fund or a counterparty to the Fund or an Investment Fund) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an Investment Fund or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more Investment Funds or its assets, could result in a loss to the Fund, including if its investment in such Investment Fund is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Nature of Portfolio Companies. The Investment Funds will include direct and indirect investments in various companies, ventures and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

Non-Diversification Risk – The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may result in a greater risk of loss. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

New Fund Risk. The Fund has a limited operating history and, as a result, the Fund’s performance may not reflect how the Fund may be expected to perform over the long term. In addition, prospective investors have a limited track record and history on which to base their investment decisions. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to default risk, that is the risk that the U.S. Treasury will be unable to meet its payment obligations.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Valuation Risks. Investors who purchase shares of the Fund on, or whose repurchase requests are valued on, days when the Fund is holding instruments that have been fair valued may receive fewer or more shares or lower or higher repurchase proceeds than they would have received if the instruments had not been fair valued or if the Valuation Designee had employed an alternate valuation methodology. Such risks may be more pronounced in a rising interest rate environment and/or an environment of increased equity market volatility, and, to the extent the Fund holds a significant percentage of fair valued or otherwise difficult to value securities, it may be particularly susceptible to the risks associated with valuation. For additional information about valuation determinations, see “Determination of Net Asset Value” below. Portions of the Fund’s portfolio that are fair valued or difficult to value vary from time to time. The Fund’s shareholder reports (when available) contain detailed information about the Fund’s holdings that are fair valued or difficult to value, including values of such holdings as of the dates of the reports.

Non-Listed Closed-End Fund Structure Risks. The Fund has been organized as a closed-end management investment company. A shareholder will not be able to redeem his, her or its Shares on a daily basis because the Fund is a closed-end fund. In addition, the Fund’s Shares are subject to restrictions on transferability and liquidity will be provided by the Fund only through limited repurchase offers or transfer of shares described below. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment.

In addition, because the Fund’s non-fundamental policies may be changed by a vote of the Board without the approval of shareholders, in the event of such a change, you may hold an investment with a strategy you did not anticipate, with limited means by which to dispose of your investment in a timely manner.

Repurchase Offers Risks. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. With respect to any future repurchase offer, shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date generally will be 75 days prior to the date as of which the Shares to be repurchased are valued by the Fund (the

“Valuation Date”). Tenders will be revocable upon written notice to the Fund until the date specified in the terms of the repurchase offer (the “Expiration Date”). The Expiration Date generally will be the same as the Notice Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s net asset value as of the Valuation Date is able to be determined, which determination is expected to be able to be made only late in the month following that of the Valuation Date. It is possible that during the time period between the Notice Date and the Valuation Date, general economic and market conditions, or specific events affecting one or more underlying Investment Funds, could cause a decline in the value of Shares in the Fund. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. In addition, the Fund’s investments in Investment Funds are generally illiquid. The Fund will not be able to dispose of many such investments except through negotiated secondary transactions with third parties, which may occur at a significant discount to NAV, may include incremental transaction expenses and may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions and the Fund may require and be unable to obtain the Investment Fund’s consent to effect such transactions. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Investment Funds in a timely manner. See “Repurchases and Transfers of Shares.”

Use of Cash or Money Market Investments. The Fund may participate in a cash sweep program whereby the Fund’s uninvested cash balance is used to purchase shares of affiliated or unaffiliated money market funds or cash management pooled investment vehicles at the end of each day. To the extent the Fund invests its uninvested cash through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash. The Fund may also invest some or all of its assets in cash, high quality money market instruments (including, but not limited to U.S. government securities, bank obligations, commercial paper and repurchase agreements involving the foregoing securities) and shares of money market funds for temporary defensive purposes in response to adverse market, economic or political conditions. In addition, the Fund may invest some of its assets in these instruments to maintain liquidity or in response to atypical circumstances such as unusually large cash inflows or repurchases. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy. As a result, there is no assurance that the Fund will achieve its investment objective and it may lose the benefit of market upswings.

Credit Risk. Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Periods of market volatility may increase credit risk.

Interest Rate Risk. The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, may adversely affect markets, which could, in turn, negatively impact Fund performance.

Derivatives Risk. The Fund and Investment Funds may use derivatives for investment purposes and/or for hedging purposes, including anticipatory hedges. Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Successful use of derivative instruments by the Fund or an Investment Fund depends on the Adviser’s or Investment Manager’s judgment with respect to a number of factors and the Fund’s performance may be worse and/or more volatile than if it had not used these instruments. Derivatives may involve significant risks, including:

●	Counterparty/Credit Risk - the risk that the party on the other side of the transaction will be unable to honor its financial obligation to the Fund or an Investment Fund.

●	Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

●	Leverage Risk - the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

●	Market Risk - the risk from potential adverse market movements in relation to the Fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts Fund returns and the Fund’s obligations and exposures.

●	Liquidity Risk - the risk that certain investments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth, which could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately, and the risk that the Fund may not be able to meet margin and payment requirements and maintain a derivatives position.

●	Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index. For this reason, the Fund’s investment in these instruments may decline significantly in value if index levels move in a way that is not anticipated.

●	Operational and Legal Risk - the risk that certain investments may involve risk of operational issues such as documentation issues, settlement issues, system failures, inadequate controls and human error, and the risk of insufficient capacity or authority of a derivatives counterparty and risk related to the legality or enforceability of a derivatives trading contract.

●	Regulatory Risk - Government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

●	Short Position Risk - The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.

●	Tax Risk - the tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the Fund to use derivatives when it wishes to do so.

If the Fund’s derivative investments represent a significant portion of its portfolio, the Fund’s exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Futures and Options Risk. An option is an agreement that, for a premium payment or fee, gives the purchaser the right but not the obligation to buy or sell the underlying asset at a specified price during a period of time or on a specified date, or receive a cash settlement payment. A future is a contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specific amount of an asset at a specified future date at a specified price, or make a cash settlement payment. Futures and options are subject to the risk that the Adviser may incorrectly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors that may affect the value of the underlying asset. Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities. Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy. Futures and options may also involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options transactions may be effected on securities exchanges or, in the case of certain options, in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the contract. Futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Commodities Related Investments Risk. Investment in commodity related securities or commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Volatility in the commodities markets may result in rapid and substantial changes (positive or negative) in the value of the Fund’s holdings. The value of commodity related securities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, lack of liquidity, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments, as well as the participation in the commodities markets of speculators. Certain commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, and events affecting the financial services sector may also cause the Fund’s share value to fluctuate. The frequency and magnitude of such changes cannot be predicted. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in commodities futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Mortgage-Related Instruments Risk. The mortgage-related assets in which the Fund may invest include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages.

Mortgage-related instruments represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money.

The Fund may also invest in the residual or equity tranches of mortgage-related instruments, which may be referred to as subordinate mortgage-backed instruments and interest-only mortgage-backed instruments. The Fund expects that investments in subordinate mortgage-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities mortgage-backed instruments are also subject to greater credit risk than those mortgage-backed instruments that are more highly rated.

The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Other Risks Relating to the Fund

Substantial Fees and Expenses. A shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such Investment Funds. By investing in the Investment Funds through the Fund, a shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a payment of cash in satisfaction of such repurchase. Although the Fund will have a reasonable basis to believe that it will be able to satisfy all conditions of each tender offer when it commences the tender offer, including paying cash for shares being repurchased, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares at the time of the repurchase. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s shareholders. In the event that the Fund makes such a distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Incentive Allocation Arrangements. Each Investment Manager may receive a performance fee, carried interest or incentive allocation typically up to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Limitations on Transfer; Shares Not Listed; No Market for Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so and, in any case, repurchases will not begin until the fifth full calendar quarter after the Fund has commenced operations. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Currency Risk. The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

Emerging Markets Risk. The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war (such as Russia’s invasion of Ukraine), and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

Equity Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk. The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

Large Shareholder Transaction Risk. The Fund may experience adverse effects when certain large shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.

Some of the income that the Fund may earn directly or through an Investment Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more Subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such Subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Matters” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the shareholders’ investment in the Fund. See “Tax Matters.”

Operational Risks Associated with Cybersecurity. The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.

Other Investment Companies Risk. Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.

A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus.

China Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

China Investments Risk. Investment in Chinese issuers subjects the Fund to risks specific to China. China may be subject to significant economic, political and social instability. China is an emerging market and has demonstrated significantly higher volatility from time to time in comparison to developed markets. Investments in securities of Chinese issuers, including issuers located outside of China that generate significant revenues from China, involve certain risks and considerations not typically associated with investments in the U.S. securities markets. These risks include: (i) the risk of more frequent (and potentially widespread) government interventions with respect to Chinese issuers, resulting in liquidity risk, price volatility, greater market execution risk, and valuation risk; (ii) the risk of currency fluctuations, currency non- convertibility, currency revaluations and other currency exchange rate fluctuations or blockage; (iii) the risk of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation; (iv) the risk of losses due to expropriation, nationalization, or confiscation of assets and property, the imposition of restrictions on foreign investments and on repatriation of capital invested; (v) the risk that the Chinese government may decide not to continue to support economic reform programs; (vi) the risk of limitations on the use of brokers; (vii) the risk of interest rate fluctuations and higher rates of inflation; (viii) the risk that the U.S. government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers; and (ix) the risk of market volatility caused by any potential regional or territorial conflicts, including military conflicts, or natural or other disasters. In addition, the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. China has privatized, or has begun a process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to renationalization of such privatized entities. There is no assurance that similar losses will not recur. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. The Chinese government may do so in the future as well, potentially having a significant adverse effect on economic conditions in China.

Segments of China’s private debt markets (e.g., non-investment grade debt or “junk bonds”) may at times become relatively concentrated by a limited number of large issuers in one or more industries (e.g., real estate). The default or threat of default by one or more such large issuers could have adverse consequences on other issuers in such industries or related industries.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. It is unclear whether further tariffs and sanctions may be imposed or other escalating actions may be taken in the future, which could negatively impact the Fund. An outbreak of an infectious illness or public health threat, such as the coronavirus, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy and other economies around the world, which in turn could adversely affect the Fund’s investments.

The U.S. government may occasionally place restrictions on investments in Chinese companies. For example, on June 3, 2021, President Biden issued an executive order prohibiting U.S. persons from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or are designed to provide exposure to, such securities) of any Chinese company identified as a Chinese Military Industrial Complex Company (“CMIC”). The substantive requirements of this executive order were subsequently implemented by the Department of the Treasury’s Office of Foreign Assets Control through formal rulemaking (“OFAC Rules”). A number of Chinese issuers have been designated under this program and more could be added. Certain implementation matters related to the scope of, and compliance with, the OFAC Rules have not yet been fully resolved, and the ultimate application and enforcement of the OFAC Rules may change. As a result, the OFAC Rules and related guidance may significantly reduce the liquidity of such securities, force the Fund to sell certain positions at inopportune times or for un-favorable prices, and restrict future investments by the Fund.

Illiquid And Restricted Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid and Restricted Securities Risks. The Fund may invest without limit in illiquid securities. The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities including, but not limited to if qualified institutional buyers are unwilling to purchase these securities.

Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. To dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. In either case, the Fund would bear market risks during that period. Liquidity risk may impact the Fund’s ability to meet shareholder repurchase requests and as a result, the Fund may be forced to sell securities at inopportune prices.

Certain instruments are not readily marketable and may be subject to restrictions on resale. Instruments may not be listed on any national securities exchange and no active trading market may exist for certain of the instruments in which the Fund will invest. Where a secondary market exists, the market for some instruments may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, dealer inventories of certain securities are at historic lows in relation to market size, which indicates a potential for reduced liquidity as dealers may be less able to “make markets” for certain securities.

Leverage Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk. Certain transactions, including to-be-announced investments and other when-issued, delayed delivery or forward commitment transactions, involve a form of leverage. Transactions involving leverage provide investment exposure in an amount exceeding the initial investment. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Certain derivatives have the potential to cause unlimited losses for the Fund, regardless of the size of the initial investment. Leverage may also cause the Fund’s NAV to be more volatile than if the Fund had not been leveraged, as relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet margin or collateral requirements when it may not be advantageous to do so.

Valuation Of Private Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Private Investments Risk. The Fund’s ownership interests in private investments are not publicly traded and the Fund will use a third party pricing service or internal pricing methodologies to provide pricing information for certain private investments. The value of loans, securities and other investments that are not publicly traded may not be readily determinable, and the Valuation Designee will value these investments at fair value as determined in good faith pursuant to the Valuation Procedures, including to reflect significant events affecting the value of the Fund’s investments. Many of the Fund’s investments may be classified as Level 3 under Topic 820 of the U.S. Financial Accounting Standards Board’s Accounting Standards Codification, as amended, Fair Value Measurements and Disclosures (“ASC Topic 820”). This means that the Fund’s portfolio valuations will be based on significant unobservable inputs and the Fund’s own assumptions about how market participants would price the asset or liability in question. The Fund expects that inputs into the determination of fair value of the Fund’s portfolio investments will require significant judgment or estimation. Even if observable market data are available, such information may be the result of consensus pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimers materially reduces the reliability of such information. The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a monthly basis. An Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Manager, the accuracy of the valuations provided by the Investment Managers, that the Investment Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, an Investment Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. The types of factors that the Valuation Designee may take into account in determining the fair value of the Fund’s investments generally include, as appropriate, comparison to publicly-traded securities and private market transactions, including such factors as revenue level, profitability, operating cash flow, revenue and income growth, and leverage. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Valuation Designee’s determinations of fair value may differ materially from the values that would have been used if a ready market for its investments existed. The Fund’s net asset value could be adversely affected if the Valuation Designee’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such loans and securities.

Valuations Subject To Adjustment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuations Subject to Adjustment. The Fund determines its month-end net asset value based upon the quarterly valuations reported by the Investment Funds, which may not reflect market or other events occurring subsequent to the quarter-end. The Valuation Designee will fair value the Fund’s holdings in Investment Funds to reflect such events, consistent with its valuation policies; however, there is no guarantee the Valuation Designee will correctly fair value such investments. Additionally, the valuations reported by Investment Funds may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Funds or revisions to the net asset value of an Investment Fund or direct private equity investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New shareholders may be affected in a similar way.

Indemnification Of Investment Funds Investment Managers And Others [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Investment Funds, Investment Managers and Others. The Fund may agree to indemnify certain of the Investment Funds and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Investment Funds. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

Termination Of The Funds Interest In An Investment Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Fund’s Interest in an Investment Fund. An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets. The Fund’s over-commitment strategy may increase the risk that the Fund is unable to satisfy a capital call from an Investment Fund.

General Risks Of Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Secondary Investments. The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires an Investment Fund interest as a Secondary Investment, the Fund will generally not have the ability to modify or amend such Investment Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to Primary Investments.

Where the Fund acquires an Investment Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Investment Fund and, subsequently, that Investment Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Investment Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Investment Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Force Majeure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Force Majeure Risk. Investment Funds may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an Investment Fund or a counterparty to the Fund or an Investment Fund) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an Investment Fund or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more Investment Funds or its assets, could result in a loss to the Fund, including if its investment in such Investment Fund is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Nature Of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Portfolio Companies. The Investment Funds will include direct and indirect investments in various companies, ventures and businesses. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk – The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a “diversified” fund. For this reason, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may result in a greater risk of loss. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

New Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New Fund Risk. The Fund has a limited operating history and, as a result, the Fund’s performance may not reflect how the Fund may be expected to perform over the long term. In addition, prospective investors have a limited track record and history on which to base their investment decisions. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

U S Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to default risk, that is the risk that the U.S. Treasury will be unable to meet its payment obligations.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Valuation Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risks. Investors who purchase shares of the Fund on, or whose repurchase requests are valued on, days when the Fund is holding instruments that have been fair valued may receive fewer or more shares or lower or higher repurchase proceeds than they would have received if the instruments had not been fair valued or if the Valuation Designee had employed an alternate valuation methodology. Such risks may be more pronounced in a rising interest rate environment and/or an environment of increased equity market volatility, and, to the extent the Fund holds a significant percentage of fair valued or otherwise difficult to value securities, it may be particularly susceptible to the risks associated with valuation. For additional information about valuation determinations, see “Determination of Net Asset Value” below. Portions of the Fund’s portfolio that are fair valued or difficult to value vary from time to time. The Fund’s shareholder reports (when available) contain detailed information about the Fund’s holdings that are fair valued or difficult to value, including values of such holdings as of the dates of the reports.

Non Listed Closed End Fund Structure Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Listed Closed-End Fund Structure Risks. The Fund has been organized as a closed-end management investment company. A shareholder will not be able to redeem his, her or its Shares on a daily basis because the Fund is a closed-end fund. In addition, the Fund’s Shares are subject to restrictions on transferability and liquidity will be provided by the Fund only through limited repurchase offers or transfer of shares described below. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment.

In addition, because the Fund’s non-fundamental policies may be changed by a vote of the Board without the approval of shareholders, in the event of such a change, you may hold an investment with a strategy you did not anticipate, with limited means by which to dispose of your investment in a timely manner.

Repurchase Offers Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risks. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. With respect to any future repurchase offer, shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date generally will be 75 days prior to the date as of which the Shares to be repurchased are valued by the Fund (the

“Valuation Date”). Tenders will be revocable upon written notice to the Fund until the date specified in the terms of the repurchase offer (the “Expiration Date”). The Expiration Date generally will be the same as the Notice Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s net asset value as of the Valuation Date is able to be determined, which determination is expected to be able to be made only late in the month following that of the Valuation Date. It is possible that during the time period between the Notice Date and the Valuation Date, general economic and market conditions, or specific events affecting one or more underlying Investment Funds, could cause a decline in the value of Shares in the Fund. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. In addition, the Fund’s investments in Investment Funds are generally illiquid. The Fund will not be able to dispose of many such investments except through negotiated secondary transactions with third parties, which may occur at a significant discount to NAV, may include incremental transaction expenses and may not be available at any given time. There is no assurance that third parties will engage in such secondary transactions and the Fund may require and be unable to obtain the Investment Fund’s consent to effect such transactions. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in Investment Funds in a timely manner. See “Repurchases and Transfers of Shares.”

Use Of Cash Or Money Market Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Cash or Money Market Investments. The Fund may participate in a cash sweep program whereby the Fund’s uninvested cash balance is used to purchase shares of affiliated or unaffiliated money market funds or cash management pooled investment vehicles at the end of each day. To the extent the Fund invests its uninvested cash through a sweep program, it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash. The Fund may also invest some or all of its assets in cash, high quality money market instruments (including, but not limited to U.S. government securities, bank obligations, commercial paper and repurchase agreements involving the foregoing securities) and shares of money market funds for temporary defensive purposes in response to adverse market, economic or political conditions. In addition, the Fund may invest some of its assets in these instruments to maintain liquidity or in response to atypical circumstances such as unusually large cash inflows or repurchases. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy. As a result, there is no assurance that the Fund will achieve its investment objective and it may lose the benefit of market upswings.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Periods of market volatility may increase credit risk.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investment in fixed income securities will go down in value. Actions taken by the Federal Reserve Board or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, may adversely affect markets, which could, in turn, negatively impact Fund performance.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk. The Fund and Investment Funds may use derivatives for investment purposes and/or for hedging purposes, including anticipatory hedges. Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Successful use of derivative instruments by the Fund or an Investment Fund depends on the Adviser’s or Investment Manager’s judgment with respect to a number of factors and the Fund’s performance may be worse and/or more volatile than if it had not used these instruments. Derivatives may involve significant risks, including:

●	Counterparty/Credit Risk - the risk that the party on the other side of the transaction will be unable to honor its financial obligation to the Fund or an Investment Fund.

●	Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

●	Leverage Risk - the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

●	Market Risk - the risk from potential adverse market movements in relation to the Fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts Fund returns and the Fund’s obligations and exposures.

●	Liquidity Risk - the risk that certain investments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth, which could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately, and the risk that the Fund may not be able to meet margin and payment requirements and maintain a derivatives position.

●	Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index. For this reason, the Fund’s investment in these instruments may decline significantly in value if index levels move in a way that is not anticipated.

●	Operational and Legal Risk - the risk that certain investments may involve risk of operational issues such as documentation issues, settlement issues, system failures, inadequate controls and human error, and the risk of insufficient capacity or authority of a derivatives counterparty and risk related to the legality or enforceability of a derivatives trading contract.

●	Regulatory Risk - Government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

●	Short Position Risk - The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.

●	Tax Risk - the tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the Fund to use derivatives when it wishes to do so.

If the Fund’s derivative investments represent a significant portion of its portfolio, the Fund’s exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Futures and Options Risk. An option is an agreement that, for a premium payment or fee, gives the purchaser the right but not the obligation to buy or sell the underlying asset at a specified price during a period of time or on a specified date, or receive a cash settlement payment. A future is a contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specific amount of an asset at a specified future date at a specified price, or make a cash settlement payment. Futures and options are subject to the risk that the Adviser may incorrectly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors that may affect the value of the underlying asset. Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities. Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy. Futures and options may also involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options transactions may be effected on securities exchanges or, in the case of certain options, in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the contract. Futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Commodities Related Investments Risk. Investment in commodity related securities or commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Volatility in the commodities markets may result in rapid and substantial changes (positive or negative) in the value of the Fund’s holdings. The value of commodity related securities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, lack of liquidity, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments, as well as the participation in the commodities markets of speculators. Certain commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, and events affecting the financial services sector may also cause the Fund’s share value to fluctuate. The frequency and magnitude of such changes cannot be predicted. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in commodities futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Mortgage-Related Instruments Risk. The mortgage-related assets in which the Fund may invest include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages.

Mortgage-related instruments represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money.

The Fund may also invest in the residual or equity tranches of mortgage-related instruments, which may be referred to as subordinate mortgage-backed instruments and interest-only mortgage-backed instruments. The Fund expects that investments in subordinate mortgage-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities mortgage-backed instruments are also subject to greater credit risk than those mortgage-backed instruments that are more highly rated.

The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Other Risks Relating to the Fund

Substantial Fees and Expenses. A shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such Investment Funds. By investing in the Investment Funds through the Fund, a shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a payment of cash in satisfaction of such repurchase. Although the Fund will have a reasonable basis to believe that it will be able to satisfy all conditions of each tender offer when it commences the tender offer, including paying cash for shares being repurchased, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares at the time of the repurchase. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s shareholders. In the event that the Fund makes such a distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Incentive Allocation Arrangements. Each Investment Manager may receive a performance fee, carried interest or incentive allocation typically up to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Limitations on Transfer; Shares Not Listed; No Market for Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so and, in any case, repurchases will not begin until the fifth full calendar quarter after the Fund has commenced operations. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Currency Risk. The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

Emerging Markets Risk. The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war (such as Russia’s invasion of Ukraine), and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

Equity Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk. The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

Large Shareholder Transaction Risk. The Fund may experience adverse effects when certain large shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.

Some of the income that the Fund may earn directly or through an Investment Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more Subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such Subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Matters” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the shareholders’ investment in the Fund. See “Tax Matters.”

Operational Risks Associated with Cybersecurity. The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.

Other Investment Companies Risk. Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.

A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus.

Counterparty Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Counterparty/Credit Risk - the risk that the party on the other side of the transaction will be unable to honor its financial obligation to the Fund or an Investment Fund.

●	Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

●	Leverage Risk - the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

●	Market Risk - the risk from potential adverse market movements in relation to the Fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts Fund returns and the Fund’s obligations and exposures.

●	Liquidity Risk - the risk that certain investments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth, which could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately, and the risk that the Fund may not be able to meet margin and payment requirements and maintain a derivatives position.

●	Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index. For this reason, the Fund’s investment in these instruments may decline significantly in value if index levels move in a way that is not anticipated.

●	Operational and Legal Risk - the risk that certain investments may involve risk of operational issues such as documentation issues, settlement issues, system failures, inadequate controls and human error, and the risk of insufficient capacity or authority of a derivatives counterparty and risk related to the legality or enforceability of a derivatives trading contract.

●	Regulatory Risk - Government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

●	Short Position Risk - The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.

●	Tax Risk - the tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the Fund to use derivatives when it wishes to do so.

If the Fund’s derivative investments represent a significant portion of its portfolio, the Fund’s exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Futures and Options Risk. An option is an agreement that, for a premium payment or fee, gives the purchaser the right but not the obligation to buy or sell the underlying asset at a specified price during a period of time or on a specified date, or receive a cash settlement payment. A future is a contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specific amount of an asset at a specified future date at a specified price, or make a cash settlement payment. Futures and options are subject to the risk that the Adviser may incorrectly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors that may affect the value of the underlying asset. Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities. Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy. Futures and options may also involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options transactions may be effected on securities exchanges or, in the case of certain options, in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the contract. Futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Commodities Related Investments Risk. Investment in commodity related securities or commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Volatility in the commodities markets may result in rapid and substantial changes (positive or negative) in the value of the Fund’s holdings. The value of commodity related securities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, lack of liquidity, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments, as well as the participation in the commodities markets of speculators. Certain commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, and events affecting the financial services sector may also cause the Fund’s share value to fluctuate. The frequency and magnitude of such changes cannot be predicted. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in commodities futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Mortgage-Related Instruments Risk. The mortgage-related assets in which the Fund may invest include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages.

Mortgage-related instruments represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money.

The Fund may also invest in the residual or equity tranches of mortgage-related instruments, which may be referred to as subordinate mortgage-backed instruments and interest-only mortgage-backed instruments. The Fund expects that investments in subordinate mortgage-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities mortgage-backed instruments are also subject to greater credit risk than those mortgage-backed instruments that are more highly rated.

The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Other Risks Relating to the Fund

Substantial Fees and Expenses. A shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such Investment Funds. By investing in the Investment Funds through the Fund, a shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a payment of cash in satisfaction of such repurchase. Although the Fund will have a reasonable basis to believe that it will be able to satisfy all conditions of each tender offer when it commences the tender offer, including paying cash for shares being repurchased, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares at the time of the repurchase. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s shareholders. In the event that the Fund makes such a distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Incentive Allocation Arrangements. Each Investment Manager may receive a performance fee, carried interest or incentive allocation typically up to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Limitations on Transfer; Shares Not Listed; No Market for Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so and, in any case, repurchases will not begin until the fifth full calendar quarter after the Fund has commenced operations. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Currency Risk. The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

Emerging Markets Risk. The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war (such as Russia’s invasion of Ukraine), and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

Equity Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk. The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

Large Shareholder Transaction Risk. The Fund may experience adverse effects when certain large shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.

Some of the income that the Fund may earn directly or through an Investment Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more Subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such Subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Matters” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the shareholders’ investment in the Fund. See “Tax Matters.”

Operational Risks Associated with Cybersecurity. The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.

Other Investment Companies Risk. Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.

A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

●	Leverage Risk - the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

●	Market Risk - the risk from potential adverse market movements in relation to the Fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts Fund returns and the Fund’s obligations and exposures.

●	Liquidity Risk - the risk that certain investments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth, which could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately, and the risk that the Fund may not be able to meet margin and payment requirements and maintain a derivatives position.

●	Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index. For this reason, the Fund’s investment in these instruments may decline significantly in value if index levels move in a way that is not anticipated.

●	Operational and Legal Risk - the risk that certain investments may involve risk of operational issues such as documentation issues, settlement issues, system failures, inadequate controls and human error, and the risk of insufficient capacity or authority of a derivatives counterparty and risk related to the legality or enforceability of a derivatives trading contract.

●	Regulatory Risk - Government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

●	Short Position Risk - The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.

●	Tax Risk - the tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the Fund to use derivatives when it wishes to do so.

If the Fund’s derivative investments represent a significant portion of its portfolio, the Fund’s exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Futures and Options Risk. An option is an agreement that, for a premium payment or fee, gives the purchaser the right but not the obligation to buy or sell the underlying asset at a specified price during a period of time or on a specified date, or receive a cash settlement payment. A future is a contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specific amount of an asset at a specified future date at a specified price, or make a cash settlement payment. Futures and options are subject to the risk that the Adviser may incorrectly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors that may affect the value of the underlying asset. Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities. Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy. Futures and options may also involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options transactions may be effected on securities exchanges or, in the case of certain options, in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the contract. Futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Commodities Related Investments Risk. Investment in commodity related securities or commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Volatility in the commodities markets may result in rapid and substantial changes (positive or negative) in the value of the Fund’s holdings. The value of commodity related securities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, lack of liquidity, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments, as well as the participation in the commodities markets of speculators. Certain commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, and events affecting the financial services sector may also cause the Fund’s share value to fluctuate. The frequency and magnitude of such changes cannot be predicted. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in commodities futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Mortgage-Related Instruments Risk. The mortgage-related assets in which the Fund may invest include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages.

Mortgage-related instruments represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money.

The Fund may also invest in the residual or equity tranches of mortgage-related instruments, which may be referred to as subordinate mortgage-backed instruments and interest-only mortgage-backed instruments. The Fund expects that investments in subordinate mortgage-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities mortgage-backed instruments are also subject to greater credit risk than those mortgage-backed instruments that are more highly rated.

The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Other Risks Relating to the Fund

Substantial Fees and Expenses. A shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such Investment Funds. By investing in the Investment Funds through the Fund, a shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a payment of cash in satisfaction of such repurchase. Although the Fund will have a reasonable basis to believe that it will be able to satisfy all conditions of each tender offer when it commences the tender offer, including paying cash for shares being repurchased, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares at the time of the repurchase. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s shareholders. In the event that the Fund makes such a distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Incentive Allocation Arrangements. Each Investment Manager may receive a performance fee, carried interest or incentive allocation typically up to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Limitations on Transfer; Shares Not Listed; No Market for Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so and, in any case, repurchases will not begin until the fifth full calendar quarter after the Fund has commenced operations. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Currency Risk. The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

Emerging Markets Risk. The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war (such as Russia’s invasion of Ukraine), and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

Equity Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk. The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

Large Shareholder Transaction Risk. The Fund may experience adverse effects when certain large shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.

Some of the income that the Fund may earn directly or through an Investment Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more Subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such Subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Matters” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the shareholders’ investment in the Fund. See “Tax Matters.”

Operational Risks Associated with Cybersecurity. The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.

Other Investment Companies Risk. Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.

A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Leverage Risk - the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

●	Market Risk - the risk from potential adverse market movements in relation to the Fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts Fund returns and the Fund’s obligations and exposures.

●	Liquidity Risk - the risk that certain investments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth, which could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately, and the risk that the Fund may not be able to meet margin and payment requirements and maintain a derivatives position.

●	Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index. For this reason, the Fund’s investment in these instruments may decline significantly in value if index levels move in a way that is not anticipated.

●	Operational and Legal Risk - the risk that certain investments may involve risk of operational issues such as documentation issues, settlement issues, system failures, inadequate controls and human error, and the risk of insufficient capacity or authority of a derivatives counterparty and risk related to the legality or enforceability of a derivatives trading contract.

●	Regulatory Risk - Government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

●	Short Position Risk - The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.

●	Tax Risk - the tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the Fund to use derivatives when it wishes to do so.

If the Fund’s derivative investments represent a significant portion of its portfolio, the Fund’s exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Futures and Options Risk. An option is an agreement that, for a premium payment or fee, gives the purchaser the right but not the obligation to buy or sell the underlying asset at a specified price during a period of time or on a specified date, or receive a cash settlement payment. A future is a contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specific amount of an asset at a specified future date at a specified price, or make a cash settlement payment. Futures and options are subject to the risk that the Adviser may incorrectly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors that may affect the value of the underlying asset. Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities. Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy. Futures and options may also involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options transactions may be effected on securities exchanges or, in the case of certain options, in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the contract. Futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Commodities Related Investments Risk. Investment in commodity related securities or commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Volatility in the commodities markets may result in rapid and substantial changes (positive or negative) in the value of the Fund’s holdings. The value of commodity related securities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, lack of liquidity, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments, as well as the participation in the commodities markets of speculators. Certain commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, and events affecting the financial services sector may also cause the Fund’s share value to fluctuate. The frequency and magnitude of such changes cannot be predicted. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in commodities futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Mortgage-Related Instruments Risk. The mortgage-related assets in which the Fund may invest include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages.

Mortgage-related instruments represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money.

The Fund may also invest in the residual or equity tranches of mortgage-related instruments, which may be referred to as subordinate mortgage-backed instruments and interest-only mortgage-backed instruments. The Fund expects that investments in subordinate mortgage-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities mortgage-backed instruments are also subject to greater credit risk than those mortgage-backed instruments that are more highly rated.

The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Other Risks Relating to the Fund

Substantial Fees and Expenses. A shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such Investment Funds. By investing in the Investment Funds through the Fund, a shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a payment of cash in satisfaction of such repurchase. Although the Fund will have a reasonable basis to believe that it will be able to satisfy all conditions of each tender offer when it commences the tender offer, including paying cash for shares being repurchased, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares at the time of the repurchase. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s shareholders. In the event that the Fund makes such a distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Incentive Allocation Arrangements. Each Investment Manager may receive a performance fee, carried interest or incentive allocation typically up to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Limitations on Transfer; Shares Not Listed; No Market for Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so and, in any case, repurchases will not begin until the fifth full calendar quarter after the Fund has commenced operations. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Currency Risk. The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

Emerging Markets Risk. The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war (such as Russia’s invasion of Ukraine), and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

Equity Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk. The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

Large Shareholder Transaction Risk. The Fund may experience adverse effects when certain large shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.

Some of the income that the Fund may earn directly or through an Investment Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more Subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such Subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Matters” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the shareholders’ investment in the Fund. See “Tax Matters.”

Operational Risks Associated with Cybersecurity. The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.

Other Investment Companies Risk. Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.

A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Market Risk - the risk from potential adverse market movements in relation to the Fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts Fund returns and the Fund’s obligations and exposures.

●	Liquidity Risk - the risk that certain investments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth, which could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately, and the risk that the Fund may not be able to meet margin and payment requirements and maintain a derivatives position.

●	Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index. For this reason, the Fund’s investment in these instruments may decline significantly in value if index levels move in a way that is not anticipated.

●	Operational and Legal Risk - the risk that certain investments may involve risk of operational issues such as documentation issues, settlement issues, system failures, inadequate controls and human error, and the risk of insufficient capacity or authority of a derivatives counterparty and risk related to the legality or enforceability of a derivatives trading contract.

●	Regulatory Risk - Government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

●	Short Position Risk - The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.

●	Tax Risk - the tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the Fund to use derivatives when it wishes to do so.

If the Fund’s derivative investments represent a significant portion of its portfolio, the Fund’s exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Futures and Options Risk. An option is an agreement that, for a premium payment or fee, gives the purchaser the right but not the obligation to buy or sell the underlying asset at a specified price during a period of time or on a specified date, or receive a cash settlement payment. A future is a contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specific amount of an asset at a specified future date at a specified price, or make a cash settlement payment. Futures and options are subject to the risk that the Adviser may incorrectly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors that may affect the value of the underlying asset. Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities. Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy. Futures and options may also involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options transactions may be effected on securities exchanges or, in the case of certain options, in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the contract. Futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Commodities Related Investments Risk. Investment in commodity related securities or commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Volatility in the commodities markets may result in rapid and substantial changes (positive or negative) in the value of the Fund’s holdings. The value of commodity related securities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, lack of liquidity, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments, as well as the participation in the commodities markets of speculators. Certain commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, and events affecting the financial services sector may also cause the Fund’s share value to fluctuate. The frequency and magnitude of such changes cannot be predicted. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in commodities futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Mortgage-Related Instruments Risk. The mortgage-related assets in which the Fund may invest include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages.

Mortgage-related instruments represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money.

The Fund may also invest in the residual or equity tranches of mortgage-related instruments, which may be referred to as subordinate mortgage-backed instruments and interest-only mortgage-backed instruments. The Fund expects that investments in subordinate mortgage-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities mortgage-backed instruments are also subject to greater credit risk than those mortgage-backed instruments that are more highly rated.

The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Other Risks Relating to the Fund

Substantial Fees and Expenses. A shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such Investment Funds. By investing in the Investment Funds through the Fund, a shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a payment of cash in satisfaction of such repurchase. Although the Fund will have a reasonable basis to believe that it will be able to satisfy all conditions of each tender offer when it commences the tender offer, including paying cash for shares being repurchased, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares at the time of the repurchase. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s shareholders. In the event that the Fund makes such a distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Incentive Allocation Arrangements. Each Investment Manager may receive a performance fee, carried interest or incentive allocation typically up to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Limitations on Transfer; Shares Not Listed; No Market for Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so and, in any case, repurchases will not begin until the fifth full calendar quarter after the Fund has commenced operations. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Currency Risk. The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

Emerging Markets Risk. The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war (such as Russia’s invasion of Ukraine), and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

Equity Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk. The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

Large Shareholder Transaction Risk. The Fund may experience adverse effects when certain large shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.

Some of the income that the Fund may earn directly or through an Investment Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more Subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such Subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Matters” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the shareholders’ investment in the Fund. See “Tax Matters.”

Operational Risks Associated with Cybersecurity. The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.

Other Investment Companies Risk. Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.

A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Liquidity Risk - the risk that certain investments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth, which could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately, and the risk that the Fund may not be able to meet margin and payment requirements and maintain a derivatives position.

●	Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index. For this reason, the Fund’s investment in these instruments may decline significantly in value if index levels move in a way that is not anticipated.

●	Operational and Legal Risk - the risk that certain investments may involve risk of operational issues such as documentation issues, settlement issues, system failures, inadequate controls and human error, and the risk of insufficient capacity or authority of a derivatives counterparty and risk related to the legality or enforceability of a derivatives trading contract.

●	Regulatory Risk - Government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

●	Short Position Risk - The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.

●	Tax Risk - the tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the Fund to use derivatives when it wishes to do so.

If the Fund’s derivative investments represent a significant portion of its portfolio, the Fund’s exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Futures and Options Risk. An option is an agreement that, for a premium payment or fee, gives the purchaser the right but not the obligation to buy or sell the underlying asset at a specified price during a period of time or on a specified date, or receive a cash settlement payment. A future is a contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specific amount of an asset at a specified future date at a specified price, or make a cash settlement payment. Futures and options are subject to the risk that the Adviser may incorrectly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors that may affect the value of the underlying asset. Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities. Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy. Futures and options may also involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options transactions may be effected on securities exchanges or, in the case of certain options, in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the contract. Futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Commodities Related Investments Risk. Investment in commodity related securities or commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Volatility in the commodities markets may result in rapid and substantial changes (positive or negative) in the value of the Fund’s holdings. The value of commodity related securities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, lack of liquidity, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments, as well as the participation in the commodities markets of speculators. Certain commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, and events affecting the financial services sector may also cause the Fund’s share value to fluctuate. The frequency and magnitude of such changes cannot be predicted. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in commodities futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Mortgage-Related Instruments Risk. The mortgage-related assets in which the Fund may invest include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages.

Mortgage-related instruments represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money.

The Fund may also invest in the residual or equity tranches of mortgage-related instruments, which may be referred to as subordinate mortgage-backed instruments and interest-only mortgage-backed instruments. The Fund expects that investments in subordinate mortgage-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities mortgage-backed instruments are also subject to greater credit risk than those mortgage-backed instruments that are more highly rated.

The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Other Risks Relating to the Fund

Substantial Fees and Expenses. A shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such Investment Funds. By investing in the Investment Funds through the Fund, a shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a payment of cash in satisfaction of such repurchase. Although the Fund will have a reasonable basis to believe that it will be able to satisfy all conditions of each tender offer when it commences the tender offer, including paying cash for shares being repurchased, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares at the time of the repurchase. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s shareholders. In the event that the Fund makes such a distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Incentive Allocation Arrangements. Each Investment Manager may receive a performance fee, carried interest or incentive allocation typically up to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Limitations on Transfer; Shares Not Listed; No Market for Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so and, in any case, repurchases will not begin until the fifth full calendar quarter after the Fund has commenced operations. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Currency Risk. The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

Emerging Markets Risk. The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war (such as Russia’s invasion of Ukraine), and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

Equity Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk. The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

Large Shareholder Transaction Risk. The Fund may experience adverse effects when certain large shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.

Some of the income that the Fund may earn directly or through an Investment Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more Subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such Subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Matters” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the shareholders’ investment in the Fund. See “Tax Matters.”

Operational Risks Associated with Cybersecurity. The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.

Other Investment Companies Risk. Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.

A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus.

Index Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index. For this reason, the Fund’s investment in these instruments may decline significantly in value if index levels move in a way that is not anticipated.

●	Operational and Legal Risk - the risk that certain investments may involve risk of operational issues such as documentation issues, settlement issues, system failures, inadequate controls and human error, and the risk of insufficient capacity or authority of a derivatives counterparty and risk related to the legality or enforceability of a derivatives trading contract.

●	Regulatory Risk - Government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

●	Short Position Risk - The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.

●	Tax Risk - the tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the Fund to use derivatives when it wishes to do so.

If the Fund’s derivative investments represent a significant portion of its portfolio, the Fund’s exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Futures and Options Risk. An option is an agreement that, for a premium payment or fee, gives the purchaser the right but not the obligation to buy or sell the underlying asset at a specified price during a period of time or on a specified date, or receive a cash settlement payment. A future is a contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specific amount of an asset at a specified future date at a specified price, or make a cash settlement payment. Futures and options are subject to the risk that the Adviser may incorrectly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors that may affect the value of the underlying asset. Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities. Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy. Futures and options may also involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options transactions may be effected on securities exchanges or, in the case of certain options, in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the contract. Futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Commodities Related Investments Risk. Investment in commodity related securities or commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Volatility in the commodities markets may result in rapid and substantial changes (positive or negative) in the value of the Fund’s holdings. The value of commodity related securities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, lack of liquidity, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments, as well as the participation in the commodities markets of speculators. Certain commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, and events affecting the financial services sector may also cause the Fund’s share value to fluctuate. The frequency and magnitude of such changes cannot be predicted. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in commodities futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Mortgage-Related Instruments Risk. The mortgage-related assets in which the Fund may invest include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages.

Mortgage-related instruments represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money.

The Fund may also invest in the residual or equity tranches of mortgage-related instruments, which may be referred to as subordinate mortgage-backed instruments and interest-only mortgage-backed instruments. The Fund expects that investments in subordinate mortgage-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities mortgage-backed instruments are also subject to greater credit risk than those mortgage-backed instruments that are more highly rated.

The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Other Risks Relating to the Fund

Substantial Fees and Expenses. A shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such Investment Funds. By investing in the Investment Funds through the Fund, a shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a payment of cash in satisfaction of such repurchase. Although the Fund will have a reasonable basis to believe that it will be able to satisfy all conditions of each tender offer when it commences the tender offer, including paying cash for shares being repurchased, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares at the time of the repurchase. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s shareholders. In the event that the Fund makes such a distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Incentive Allocation Arrangements. Each Investment Manager may receive a performance fee, carried interest or incentive allocation typically up to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Limitations on Transfer; Shares Not Listed; No Market for Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so and, in any case, repurchases will not begin until the fifth full calendar quarter after the Fund has commenced operations. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Currency Risk. The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

Emerging Markets Risk. The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war (such as Russia’s invasion of Ukraine), and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

Equity Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk. The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

Large Shareholder Transaction Risk. The Fund may experience adverse effects when certain large shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.

Some of the income that the Fund may earn directly or through an Investment Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more Subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such Subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Matters” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the shareholders’ investment in the Fund. See “Tax Matters.”

Operational Risks Associated with Cybersecurity. The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.

Other Investment Companies Risk. Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.

A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus.

Operational And Legal Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Operational and Legal Risk - the risk that certain investments may involve risk of operational issues such as documentation issues, settlement issues, system failures, inadequate controls and human error, and the risk of insufficient capacity or authority of a derivatives counterparty and risk related to the legality or enforceability of a derivatives trading contract.

●	Regulatory Risk - Government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

●	Short Position Risk - The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.

●	Tax Risk - the tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the Fund to use derivatives when it wishes to do so.

If the Fund’s derivative investments represent a significant portion of its portfolio, the Fund’s exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Futures and Options Risk. An option is an agreement that, for a premium payment or fee, gives the purchaser the right but not the obligation to buy or sell the underlying asset at a specified price during a period of time or on a specified date, or receive a cash settlement payment. A future is a contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specific amount of an asset at a specified future date at a specified price, or make a cash settlement payment. Futures and options are subject to the risk that the Adviser may incorrectly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors that may affect the value of the underlying asset. Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities. Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy. Futures and options may also involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options transactions may be effected on securities exchanges or, in the case of certain options, in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the contract. Futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Commodities Related Investments Risk. Investment in commodity related securities or commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Volatility in the commodities markets may result in rapid and substantial changes (positive or negative) in the value of the Fund’s holdings. The value of commodity related securities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, lack of liquidity, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments, as well as the participation in the commodities markets of speculators. Certain commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, and events affecting the financial services sector may also cause the Fund’s share value to fluctuate. The frequency and magnitude of such changes cannot be predicted. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in commodities futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Mortgage-Related Instruments Risk. The mortgage-related assets in which the Fund may invest include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages.

Mortgage-related instruments represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money.

The Fund may also invest in the residual or equity tranches of mortgage-related instruments, which may be referred to as subordinate mortgage-backed instruments and interest-only mortgage-backed instruments. The Fund expects that investments in subordinate mortgage-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities mortgage-backed instruments are also subject to greater credit risk than those mortgage-backed instruments that are more highly rated.

The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Other Risks Relating to the Fund

Substantial Fees and Expenses. A shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such Investment Funds. By investing in the Investment Funds through the Fund, a shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a payment of cash in satisfaction of such repurchase. Although the Fund will have a reasonable basis to believe that it will be able to satisfy all conditions of each tender offer when it commences the tender offer, including paying cash for shares being repurchased, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares at the time of the repurchase. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s shareholders. In the event that the Fund makes such a distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Incentive Allocation Arrangements. Each Investment Manager may receive a performance fee, carried interest or incentive allocation typically up to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Limitations on Transfer; Shares Not Listed; No Market for Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so and, in any case, repurchases will not begin until the fifth full calendar quarter after the Fund has commenced operations. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Currency Risk. The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

Emerging Markets Risk. The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war (such as Russia’s invasion of Ukraine), and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

Equity Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk. The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

Large Shareholder Transaction Risk. The Fund may experience adverse effects when certain large shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.

Some of the income that the Fund may earn directly or through an Investment Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more Subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such Subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Matters” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the shareholders’ investment in the Fund. See “Tax Matters.”

Operational Risks Associated with Cybersecurity. The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.

Other Investment Companies Risk. Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.

A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus.

Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Regulatory Risk - Government legislation or regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

●	Short Position Risk - The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.

●	Tax Risk - the tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the Fund to use derivatives when it wishes to do so.

If the Fund’s derivative investments represent a significant portion of its portfolio, the Fund’s exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Futures and Options Risk. An option is an agreement that, for a premium payment or fee, gives the purchaser the right but not the obligation to buy or sell the underlying asset at a specified price during a period of time or on a specified date, or receive a cash settlement payment. A future is a contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specific amount of an asset at a specified future date at a specified price, or make a cash settlement payment. Futures and options are subject to the risk that the Adviser may incorrectly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors that may affect the value of the underlying asset. Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities. Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy. Futures and options may also involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options transactions may be effected on securities exchanges or, in the case of certain options, in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the contract. Futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Commodities Related Investments Risk. Investment in commodity related securities or commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Volatility in the commodities markets may result in rapid and substantial changes (positive or negative) in the value of the Fund’s holdings. The value of commodity related securities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, lack of liquidity, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments, as well as the participation in the commodities markets of speculators. Certain commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, and events affecting the financial services sector may also cause the Fund’s share value to fluctuate. The frequency and magnitude of such changes cannot be predicted. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in commodities futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Mortgage-Related Instruments Risk. The mortgage-related assets in which the Fund may invest include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages.

Mortgage-related instruments represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money.

The Fund may also invest in the residual or equity tranches of mortgage-related instruments, which may be referred to as subordinate mortgage-backed instruments and interest-only mortgage-backed instruments. The Fund expects that investments in subordinate mortgage-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities mortgage-backed instruments are also subject to greater credit risk than those mortgage-backed instruments that are more highly rated.

The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Other Risks Relating to the Fund

Substantial Fees and Expenses. A shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such Investment Funds. By investing in the Investment Funds through the Fund, a shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a payment of cash in satisfaction of such repurchase. Although the Fund will have a reasonable basis to believe that it will be able to satisfy all conditions of each tender offer when it commences the tender offer, including paying cash for shares being repurchased, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares at the time of the repurchase. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s shareholders. In the event that the Fund makes such a distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Incentive Allocation Arrangements. Each Investment Manager may receive a performance fee, carried interest or incentive allocation typically up to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Limitations on Transfer; Shares Not Listed; No Market for Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so and, in any case, repurchases will not begin until the fifth full calendar quarter after the Fund has commenced operations. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Currency Risk. The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

Emerging Markets Risk. The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war (such as Russia’s invasion of Ukraine), and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

Equity Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk. The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

Large Shareholder Transaction Risk. The Fund may experience adverse effects when certain large shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.

Some of the income that the Fund may earn directly or through an Investment Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more Subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such Subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Matters” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the shareholders’ investment in the Fund. See “Tax Matters.”

Operational Risks Associated with Cybersecurity. The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.

Other Investment Companies Risk. Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.

A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus.

Short Position Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Short Position Risk - The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss.

●	Tax Risk - the tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the Fund to use derivatives when it wishes to do so.

If the Fund’s derivative investments represent a significant portion of its portfolio, the Fund’s exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Futures and Options Risk. An option is an agreement that, for a premium payment or fee, gives the purchaser the right but not the obligation to buy or sell the underlying asset at a specified price during a period of time or on a specified date, or receive a cash settlement payment. A future is a contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specific amount of an asset at a specified future date at a specified price, or make a cash settlement payment. Futures and options are subject to the risk that the Adviser may incorrectly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors that may affect the value of the underlying asset. Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities. Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy. Futures and options may also involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options transactions may be effected on securities exchanges or, in the case of certain options, in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the contract. Futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Commodities Related Investments Risk. Investment in commodity related securities or commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Volatility in the commodities markets may result in rapid and substantial changes (positive or negative) in the value of the Fund’s holdings. The value of commodity related securities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, lack of liquidity, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments, as well as the participation in the commodities markets of speculators. Certain commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, and events affecting the financial services sector may also cause the Fund’s share value to fluctuate. The frequency and magnitude of such changes cannot be predicted. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in commodities futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Mortgage-Related Instruments Risk. The mortgage-related assets in which the Fund may invest include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages.

Mortgage-related instruments represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money.

The Fund may also invest in the residual or equity tranches of mortgage-related instruments, which may be referred to as subordinate mortgage-backed instruments and interest-only mortgage-backed instruments. The Fund expects that investments in subordinate mortgage-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities mortgage-backed instruments are also subject to greater credit risk than those mortgage-backed instruments that are more highly rated.

The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Other Risks Relating to the Fund

Substantial Fees and Expenses. A shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such Investment Funds. By investing in the Investment Funds through the Fund, a shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a payment of cash in satisfaction of such repurchase. Although the Fund will have a reasonable basis to believe that it will be able to satisfy all conditions of each tender offer when it commences the tender offer, including paying cash for shares being repurchased, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares at the time of the repurchase. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s shareholders. In the event that the Fund makes such a distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Incentive Allocation Arrangements. Each Investment Manager may receive a performance fee, carried interest or incentive allocation typically up to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Limitations on Transfer; Shares Not Listed; No Market for Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so and, in any case, repurchases will not begin until the fifth full calendar quarter after the Fund has commenced operations. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Currency Risk. The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

Emerging Markets Risk. The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war (such as Russia’s invasion of Ukraine), and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

Equity Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk. The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

Large Shareholder Transaction Risk. The Fund may experience adverse effects when certain large shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.

Some of the income that the Fund may earn directly or through an Investment Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more Subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such Subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Matters” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the shareholders’ investment in the Fund. See “Tax Matters.”

Operational Risks Associated with Cybersecurity. The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.

Other Investment Companies Risk. Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.

A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

●	Tax Risk - the tax treatment of a derivative may not be as favorable as a direct investment in the underlying asset. The use of derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments, and could impair the ability of the Fund to use derivatives when it wishes to do so.

If the Fund’s derivative investments represent a significant portion of its portfolio, the Fund’s exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Futures And Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Futures and Options Risk. An option is an agreement that, for a premium payment or fee, gives the purchaser the right but not the obligation to buy or sell the underlying asset at a specified price during a period of time or on a specified date, or receive a cash settlement payment. A future is a contract that obligates the purchaser to take delivery, and the seller to make delivery, of a specific amount of an asset at a specified future date at a specified price, or make a cash settlement payment. Futures and options are subject to the risk that the Adviser may incorrectly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors that may affect the value of the underlying asset. Futures and options may be more volatile than direct investments in the securities underlying the futures and options and may not correlate perfectly to the underlying securities. Futures and options also involve additional expenses as compared to investing directly in the underlying securities, which could reduce any benefit or increase any loss to the Fund from using the strategy. Futures and options may also involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options transactions may be effected on securities exchanges or, in the case of certain options, in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the contract. Futures and options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position or valuing the contract. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund’s ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Commodities Related Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commodities Related Investments Risk. Investment in commodity related securities or commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Volatility in the commodities markets may result in rapid and substantial changes (positive or negative) in the value of the Fund’s holdings. The value of commodity related securities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, lack of liquidity, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments, as well as the participation in the commodities markets of speculators. Certain commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, and events affecting the financial services sector may also cause the Fund’s share value to fluctuate. The frequency and magnitude of such changes cannot be predicted. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in commodities futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Mortgage Related Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage-Related Instruments Risk. The mortgage-related assets in which the Fund may invest include, but are not limited to, any security, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or by non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages.

Mortgage-related instruments represent interests in “pools” of mortgages and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments.

Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related assets, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money.

The Fund may also invest in the residual or equity tranches of mortgage-related instruments, which may be referred to as subordinate mortgage-backed instruments and interest-only mortgage-backed instruments. The Fund expects that investments in subordinate mortgage-backed instruments will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities mortgage-backed instruments are also subject to greater credit risk than those mortgage-backed instruments that are more highly rated.

The mortgage markets in the United States and in various foreign countries have experienced extreme difficulties in the past that adversely affected the performance and market value of certain mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing and other real property values may exacerbate such delinquencies and losses. In addition, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Substantial Fees And Expenses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Substantial Fees and Expenses. A shareholder in the Fund that meets the eligibility conditions imposed by one or more Investment Funds, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could potentially invest directly in primaries of such Investment Funds. By investing in the Investment Funds through the Fund, a shareholder in the Fund will bear a portion of the Management Fee and other expenses of the Fund. A shareholder in the Fund will also indirectly bear a portion of the asset-based fees, carried interests or incentive allocations (which are a share of an Investment Fund’s returns which are paid to the Investment Manager) and fees and expenses borne by the Fund as an investor in the Investment Funds. In addition, to the extent that the Fund invests in an Investment Fund that is itself a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Investment Funds and the Fund generally. As a result, an Investment Fund with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative.

Distributions In Kind [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased a payment of cash in satisfaction of such repurchase. Although the Fund will have a reasonable basis to believe that it will be able to satisfy all conditions of each tender offer when it commences the tender offer, including paying cash for shares being repurchased, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate Investments at favorable prices to pay for repurchased Shares at the time of the repurchase. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Investment Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to the Fund’s shareholders. In the event that the Fund makes such a distribution of securities, shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Incentive Allocation Arrangements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Incentive Allocation Arrangements. Each Investment Manager may receive a performance fee, carried interest or incentive allocation typically up to 20% of the net profits earned by the Investment Fund that it manages, typically subject to a preferred return. These performance incentives may create an incentive for the Investment Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation.

Control Positions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control Positions. Investment Funds may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject an Investment Fund to litigation by parties interested in blocking it from taking that position. If those liabilities were to arise, or such litigation were to be resolved adversely to the Investment Funds, the investing Investment Funds likely would suffer losses on their investments.

Inadequate Return [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inadequate Return. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund. Shareholders should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment in the Fund.

Inside Information [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inside Information. From time to time, the Fund or its affiliates may come into possession of material, non-public information concerning an entity in which the Fund has invested, or proposes to invest. Possession of that information may limit the ability of the Fund to buy or sell securities of the entity.

Recourse To The Funds Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recourse to the Fund’s Assets. The Fund’s assets, including any investments made by the Fund and any interest in the Investment Funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Limitations On Transfer Shares Not Listed No Market For Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Transfer; Shares Not Listed; No Market for Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Adviser and the Fund expect to recommend to the Board of Trustees that the Fund offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so and, in any case, repurchases will not begin until the fifth full calendar quarter after the Fund has commenced operations. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Currency Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk. The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency. Currency markets generally are not as regulated as securities markets. The dollar value of foreign investments may be affected by exchange controls. The Fund may be positively or negatively affected by governmental strategies intended to make the U.S. dollar, or other currencies in which the Fund invests, stronger or weaker. Currency risk may be particularly high to the extent that the Fund invests in foreign securities or currencies that are economically tied to emerging market countries.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risk. The risks of foreign investments are usually greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war (such as Russia’s invasion of Ukraine), and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Settlements of trades in emerging markets may be subject to significant delays. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. Sometimes, emerging markets may lack or be in the relatively early development of legal structures governing private and foreign investments and private property, and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) and investors (e.g., the Fund) to bring actions against bad actors may be limited. As a result of these legal structures and limitations, the Fund faces the risk of being unable to enforce its rights with respect to its investments in emerging markets, which may cause losses to the Fund. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

The risks outlined above are often more pronounced in “frontier markets” in which the Fund may invest. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid. These factors make investing in frontier market countries significantly riskier than investing in other countries.

Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company. Equity securities include but are not limited to common stock, shares or interests issued by private equity issuers or investment funds, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. The value of an equity security may be based on the real or perceived success or failure of the particular company’s business, any income paid to stockholders in the form of a dividend, the value of the company’s assets, general market conditions, or investor sentiment generally. Equity securities may have greater price volatility than other types of investments. These risks are generally magnified in the case of equity investments in distressed companies.

Special Purpose Acquisition Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Purpose Acquisition Companies Risk. The Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale.

Large Shareholder Transaction Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Large Shareholder Transaction Risk. The Fund may experience adverse effects when certain large shareholders purchase or request repurchases of large amounts of shares of the Fund. To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investment Funds, the Fund will thereafter hold a larger proportion of its assets in the remaining Investment Funds, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, after giving effect to such dispositions, the remaining Investment Funds may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Investment Funds, in that the Fund’s performance may be tied to the performance of fewer Investment Funds and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment strategies. These consequences may be particularly applicable if the Fund received requests to repurchase substantial amounts of Shares, and may have a material adverse effect on the Fund’s ability to achieve its investment objective and the value of the Shares. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Special Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Tax Risks. Special tax risks are associated with an investment in the Fund. The Fund intends to satisfy the requirements each taxable year necessary to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Investment Funds in which the Fund is invested.

Some of the income that the Fund may earn directly or through an Investment Fund, such as income recognized from an equity investment in an operating partnership, may not satisfy the gross income test. To manage the risk that such income might jeopardize the Fund’s tax status as a RIC resulting from a failure to satisfy the gross income test, one or more Subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related investment. Such Subsidiary entities generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to shareholders.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an Investment Fund only at certain times specified by the governing documents of each respective Investment Fund. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an Investment Fund referred to above may limit utilization of this cure period.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions.

Additional Tax Considerations Distributions To Shareholders And Potential Fund Level Tax Liabilities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Additional Tax Considerations; Distributions to Shareholders and Potential Fund-Level Tax Liabilities. The Fund expects to distribute substantially all of its net ordinary income and net capital gains to shareholders. These distributions are respectively characterized as ordinary dividend income or long-term capital gain when distributed as dividends for U.S. federal income tax purposes to shareholders. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Tax Matters” below for more information. If the Fund distributes (or is deemed to have distributed) in respect of any calendar year less than an amount at least equal to the sum of 98% of its calendar year ordinary income (taking into account certain deferrals and elections), 98.2% of its capital gain net income (determined on the basis of a one-year period ended on October 31 of such calendar year, and adjusted for certain ordinary losses), plus any such amounts that were not distributed in previous calendar years, then the Fund will generally be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. The Fund will not be subject to this excise tax on any amount which the Fund incurred an entity-level U.S. federal income tax.

In addition, the Fund may invest in Investment Funds located outside of the U.S. or other non-U.S. portfolio company or entities which may be considered passive foreign investment companies (“PFICs”) or controlled foreign corporations (“CFCs”) for U.S. federal income tax purposes. As a result, the Fund may, in a particular taxable year, be required to make ordinary income distributions in excess of the net economic income from such investments with respect to such taxable year. Furthermore, income or gain from such Investment Funds or other entities may be subject to non-U.S. withholding or other taxes. Any such withholding or other taxes would reduce the return on the Fund’s investment in such Investment Funds and thus on the shareholders’ investment in the Fund. See “Tax Matters.”

Operational Risks Associated With Cybersecurity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operational Risks Associated with Cybersecurity. The Fund and its service providers’ use of internet, technology and information systems may expose the Fund to potential risks linked to cybersecurity breaches of those technological or information systems. Cybersecurity breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulator fines or financial losses and/or cause reputational damage.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Companies Risk. Investments in securities of other investment companies are generally subject to limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. Such investments subject the Fund to the risks that apply to the other investment company, including market and selection risk, and may increase the Fund’s expenses to the extent the Fund pays fees, including investment advisory and administrative fees, charged by the other investment company. The success of the Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objective.

A business development company (“BDC”), which is a type of closed-end fund, typically invests in small and medium-sized U.S. companies. A BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group and therefore the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase volatility and result in higher risk. The Small Business Credit Availability Act permits BDCs to adopt a lower asset coverage ratio, thereby enhancing their ability to use leverage. Investments in BDCs that use greater leverage may be subject to heightened risks.

The Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested. The Fund’s pro rata portion of the cumulative expenses charged by the investment companies is calculated as a percentage of the Fund’s average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Regulatory And Legal Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

Limits Of Risk Disclosures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIMITS OF RISK DISCLOSURES

The above discussions of the various risks associated with the Fund and the Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	CAZ Investments LP
Entity Address, Address Line Two	One Riverway,
Entity Address, Address Line Three	Suite 2000
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
Contact Personnel Name	Christopher A. Zook
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Acquired Fund Fees and Expenses [Percent]	0.75%	[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.60%	[3]
Other Annual Expense 2 [Percent]	0.00%	[3]
Other Annual Expenses [Percent]	0.84%	[3],[5]
Total Annual Expenses [Percent]	3.44%	[3]
Waivers and Reimbursements of Fees [Percent]	0.00%	[3],[6]
Net Expense over Assets [Percent]	3.44%	[3],[6]
Expense Example, Year 01	$ 64
Expense Example, Years 1 to 3	132
Expense Example, Years 1 to 5	203
Expense Example, Years 1 to 10	$ 391
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Class D [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Acquired Fund Fees and Expenses [Percent]	0.75%	[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.60%	[3]
Other Annual Expense 2 [Percent]	0.00%	[3]
Other Annual Expenses [Percent]	0.84%	[3],[5]
Total Annual Expenses [Percent]	3.44%	[3]
Waivers and Reimbursements of Fees [Percent]	0.00%	[3],[6]
Net Expense over Assets [Percent]	3.44%	[3],[6]
Expense Example, Year 01	$ 35
Expense Example, Years 1 to 3	106
Expense Example, Years 1 to 5	179
Expense Example, Years 1 to 10	$ 372
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class D Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Class E [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Acquired Fund Fees and Expenses [Percent]	0.75%	[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[3]
Other Annual Expense 2 [Percent]	0.00%	[3]
Other Annual Expenses [Percent]	0.84%	[3],[5]
Total Annual Expenses [Percent]	2.84%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.20%)	[3],[6]
Net Expense over Assets [Percent]	2.64%	[3],[6]
Expense Example, Year 01	$ 27
Expense Example, Years 1 to 3	84
Expense Example, Years 1 to 5	146
Expense Example, Years 1 to 10	$ 313
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class E Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Class F [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Acquired Fund Fees and Expenses [Percent]	0.75%	[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[3]
Other Annual Expense 2 [Percent]	0.00%	[3]
Other Annual Expenses [Percent]	0.84%	[3],[5]
Total Annual Expenses [Percent]	2.84%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.30%)	[3],[6]
Net Expense over Assets [Percent]	2.54%	[3],[6]
Expense Example, Year 01	$ 26
Expense Example, Years 1 to 3	82
Expense Example, Years 1 to 5	144
Expense Example, Years 1 to 10	$ 312
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class F Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	1,976,818
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Acquired Fund Fees and Expenses [Percent]	0.75%	[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[3]
Other Annual Expense 2 [Percent]	0.00%	[3]
Other Annual Expenses [Percent]	0.84%	[3],[5]
Total Annual Expenses [Percent]	2.84%	[3]
Waivers and Reimbursements of Fees [Percent]	0.00%	[3],[6]
Net Expense over Assets [Percent]	2.84%	[3],[6]
Expense Example, Year 01	$ 29
Expense Example, Years 1 to 3	88
Expense Example, Years 1 to 5	150
Expense Example, Years 1 to 10	$ 316
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	2,638,034
Class R [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Acquired Fund Fees and Expenses [Percent]	0.75%	[3],[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%	[3]
Other Annual Expense 2 [Percent]	0.00%	[3]
Other Annual Expenses [Percent]	0.84%	[3],[5]
Total Annual Expenses [Percent]	3.09%	[3]
Waivers and Reimbursements of Fees [Percent]	0.00%	[3],[6]
Net Expense over Assets [Percent]	3.09%	[3],[6]
Expense Example, Year 01	$ 31
Expense Example, Years 1 to 3	95
Expense Example, Years 1 to 5	162
Expense Example, Years 1 to 10	$ 340
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class R Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	774,442

[1]	The expenses of administering the dividend reinvestment plan are included in “Other expenses.” See “Dividend Reinvestment Plan.”
[2]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by an investor may be waived by the Fund, in circumstances where the Board of Trustees determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining investors. See “Repurchases and Transfers of Shares.”
[3]	Assumes the Fund raises $405,802,654 in proceeds in the fiscal year ending March 31, 2025, resulting in estimated average net assets of approximately $226,481,441. Expenses also assume the Fund raises $82,696,625 in proceeds in the fiscal year ending March 31, 2025 with respect to its Class F Shares resulting in estimated average Net Assets of approximately $40,051,510. Expenses also assume the Fund raises $46,179,750 in proceeds in the fiscal year ending March 31, 2025 with respect to its Class E Shares resulting in estimated Average Net Assets of approximately $13,469,094.
[4]	Represents estimated operating fees and expenses of the Investment Funds in which the Fund invests. Some or all of the Investment Funds in which the Fund invests charge carried interests, incentive fees or allocations based on the Investment Funds’ performance. The Investment Funds in which the Fund invests generally charge a management fee of 0% to 2% annually of committed or net invested capital, and approximately 0% to 20% of net profits as a carried interest allocation. In a given period, the management fee charged by the Investment Funds may be reduced in part by amounts received by the Investment Funds’ management company for related activities, such as transaction and monitoring fees received from portfolio companies. In addition, when a portfolio company is sold and the distribution exceeds the management fee allocated to that portfolio company, the Investment Funds’ management company may refund a portion of the allocated management fees. Such refunds are generally accrued by the Investment Funds as if all portfolio companies were sold at fair values. The 0.75% shown as “Acquired Fund Fees and Expenses” is based on estimated amounts for the Fund’s fiscal year ending March 31, 2025 and assumes average net assets of $226,481,441. Acquired Fund Fees and Expenses reflect operating expenses of the Investment Funds (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds) after refunds, excluding any performance-based fees or allocations paid by the Investment Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.
[5]	Other expenses are estimated for the Fund’s current fiscal year and include accounting, legal and auditing fees of the Fund, offering costs, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.
[6]	The Adviser has contractually agreed to reimburse a portion of Class E’s Other Expenses equal to: (x) 0.20% of Class E’s average monthly net assets if Class E’s total net assets are less than $100,000,000; (y) 0.30% of Class E’s average monthly net assets if Class E’s total net assets are equal to or greater than $100,000,000 but less than $250,000,000; and (z) 0.40% of Class E’s average monthly net assets if Class E’s total net assets are greater than $250,000,000. The Adviser may not recoup expenses reimbursed pursuant to the expense reimbursement agreement for Class E’s Other Expenses. In addition, the Adviser has contractually agreed to reimburse a portion of Class F’s Other Expenses equal to: (x) 0.30% of Class F’s average monthly net assets if Class F’s total net assets are less than $100,000,000; (y) 0.40% of Class F’s average monthly net assets if Class F’s total net assets are equal to or greater than $100,000,000 but less than $250,000,000; and (z) 0.50% of Class F’s average monthly net assets if Class F’s total net assets are greater than $250,000,000. The Adviser may not recoup expenses reimbursed pursuant to the expense reimbursement agreement for Class F’s Other Expenses. These contractual arrangements will remain in effect at least until January 9, 2026 unless the Fund’s Board of Trustees approves their earlier termination.